As filed with the Securities and Exchange Commission on January 14, 1998
                                                      Registration No. 811-9140
                                                              File No. 33-80057
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                 -------------
                                   FORM N-1A
                            REGISTRATION STATEMENT
                                   Under the
                             SECURITIES ACT OF 1933                          [X]

                          Pre-Effective Amendment No.                        [ ]
                         Post-Effective Amendment No. 7
                                                                             [X]
                                    and/or

                            REGISTRATION STATEMENT
                                   Under the
                         INVESTMENT COMPANY ACT OF 1940
                                                                             [X]
                                Amendment No. 9
                                                                             [X]
                      (Check appropriate box or boxes.)


                                 -------------

               Phoenix Duff & Phelps Institutional Mutual Funds
              (Exact Name of Registrant as Specified in Charter)
                                 -------------

                         101 Munson Street, Greenfield, MA                 01301
                      (Address of Principal Executive Offices)        (Zip Code)


                                (800) 814-1897
             (Registrant's Telephone Number, including Area Code)

                                 -------------
                              Thomas N. Steenburg
                        President, Counsel and Secretary
                       Phoenix Duff & Phelps Corporation
                               56 Prospect Street
                          Hartford, Connecticut 06115
                    (Name and Address of Agent for Service)



                                 -------------
             It is proposed that this filing will become effective (check appropriate box)

               [ ] immediately upon filing pursuant to paragraph (b)

               [ ] on       pursuant to paragraph (b)
               [ ] 60 days after filing pursuant to paragraph (a)(1)

               [ ] on (date) pursuant to paragraph (a)(1)
               [X] 75 days after filing pursuant to paragraph (a)(2)

               [ ] on (date) pursuant to paragraph (a)(2) of rule 485.
             If appropriate, check the following box:
               [ ] this post-effective amendment designates a new effective date for a previously filed effective amendment.


================================================================================

This Registration Statement contains three prospectuses and three Statements of
                            Additional Information.
              These are identified as Version A, B and C of each.




                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS


                                  (Version C)

                   Cross Reference Sheet Pursuant to Rule 495
                       Under the Securities Act of 1933


                                     PART A

                      Information Required in Prospectus



Item Number                                                    Caption
-------------                                                  -----------------------------------------------
      1.        Cover Page .................................   Cover Page
      2.        Synopsis   .................................   Introduction; Fund Expenses
      3.        Condensed Financial Information ............   Not applicable
      4.        General Description of Registrant  .........   Introduction; Management of the Trust
      5.        Management of the Fund .....................   Management of the Trust
      6.        Capital Stock and Other Securities .........   Management of the Trust; Portfolio Turnover;
                                                               Dividends, Distributions and Taxes; Additional
                                                               Information
      7.        Purchase of Securities Being Offered  ......   How to Buy Shares; Net Asset Value;
                                                               Distribution Plan; How to Redeem Shares
      8.        Redemption or Repurchase  ..................   How to Buy Shares; How to Redeem Shares
      9.        Pending Legal Proceedings ..................   Not Applicable


                                     PART B

          Information required in Statement of Additional Information


Item Number                                                      Caption
-------------                                                    -----------------------------------------------------
      10.       Cover Page   .................................   Cover Page
      11.       Table of Contents  ...........................   Table of Contents
      12.       General Information and History   ............   The Trust
      13.       Investment Objectives and Policies   .........   Investment Objectives and Policies; Investment
                                                                 Restrictions; Investment Techniques; Portfolio
                                                                 Turnover
      14.       Management of the Registrant   ...............   Trustees and Officers
      15.       Control Persons and Principal Holders
                of Securities   ..............................   Trustees and Officers
      16.       Investment Advisory and Other Services  ......   Trustees and Officers; The Investment Adviser;
                                                                 The Distributor; Distribution Plan
      17.       Brokerage Allocation  ........................   Brokerage Allocation
      18.       Capital Stock and Other Securities   .........   Purchase of Shares
      19.       Purchase, Redemption and Pricing of
                Securities Being Offered .....................   Determination of Net Asset Value; Purchase of Shares
      20.       Tax Status   .................................   Dividends, Distributions and Taxes
      21.       Underwriter  .................................   The Distributor; Distribution Plan
      22.       Calculation of Yield Quotations of Money
                Market Fund  .................................   Performance Information
      23.       Financial Statements  ........................   Financial Statements

     The following pages from Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed via EDGAR with the Securities and Exchange Commission on April 28, 1997 are incorporated herein by reference thereto:

Part A

Version A Cross Reference Sheet to items required by Rule 495(a)
Version A Prospectus pages 1 through 26


Part B
Version A Statement of Additional Information pages 1 through 26

December 31, 1996 Annual Report

     The following pages from Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed via EDGAR with the Securities and Exchange Commission on September 30, 1997 are incorporated herein by reference thereto:

Part A
Version B Cross Reference Sheet to items required by Rule 495(a)
Version B Prospectus pages 1 through 17

Part B
Version B Statement of Additional Information pages 1 through 19
June 30, 1997 Semiannual Report

     PHOENIX

                                                               FUNDS


                                                                  PROSPECTUS
                                                                  MARCH 30, 1998

Phoenix Duff & Phelps
Institutional Mutual Funds

                                                   [arrow] CORE EQUITY PORTFOLIO

                         PHOENIX CORE EQUITY PORTFOLIO

                               101 Munson Street
                              Greenfield, MA 01301
                                 (800) 814-1897

                                   PROSPECTUS

                                [March 30, 1998]

                             Subject to Completion
                       Date of Issuance: January 14, 1998


     Phoenix Core Equity Portfolio (the "Core Equity Portfolio" or "Portfolio") seeks long-term capital appreciation by investing in common stocks.

     Phoenix Duff & Phelps Institutional Mutual Funds (the "Trust") is an open-end management investment company whose shares are presently offered in eight separate portfolios. Each portfolio generally operates as a separate fund with its own investment objectives and policies designed to meet its specific investment goals. This Prospectus offers only the shares of the Phoenix Core Equity Portfolio.

     This Prospectus sets forth concisely the information about the Core Equity Portfolio that a prospective investor should know before investing. No dealer, salesperson or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, Adviser or Distributor. This Prospectus does not constitute an offer to sell or solicitation of an offer to buy any of the securities offered hereby in any state in which or to any person whom it is unlawful to make such offer. Investors should read and retain this Prospectus for future reference. Additional information about the Trust and the Core Equity Portfolio is contained in the Statement of Additional Information dated [March 30, 1998] which has been filed with the Securities and Exchange Commission (the "Commission") and is available at no charge by calling (800) 814-1897 or by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. The Statement of Additional Information is incorporated herein by reference.


     The Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.


     Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union, or affiliated entity and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation
(FDIC), the Federal Reserve Board or any other agency and involve investment risk, including possible loss of principal.


--------------------------------------------------------------------------------
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------



Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                               TABLE OF CONTENTS




                                                Page
                                                -----
INTRODUCTION  .................................    3
FUND EXPENSES .................................    4
PERFORMANCE INFORMATION   .....................    5
INVESTMENT OBJECTIVES AND POLICIES ............    5
INVESTMENT TECHNIQUES AND RELATED RISKS  ......    6
INVESTMENT RESTRICTIONS   .....................    9
PORTFOLIO TURNOVER  ...........................    9
MANAGEMENT OF THE TRUST   .....................    9
DISTRIBUTION PLAN   ...........................   11
HOW TO BUY SHARES   ...........................   11
NET ASSET VALUE  ..............................   12
HOW TO REDEEM SHARES   ........................   13
DIVIDENDS, DISTRIBUTIONS AND TAXES ............   14
ADDITIONAL INFORMATION ........................   15

                                 INTRODUCTION


     This Prospectus describes certain of the shares offered by and the operations of Phoenix Duff & Phelps Institutional Mutual Funds (the "Trust"). The Trust is an open-end management investment company established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 4, 1995. The Trust presently consists of eight separate portfolios. Each portfolio has a different investment objective and invests primarily in certain types of securities and is designed to meet different investment needs. This Prospectus pertains only to the Phoenix Core Equity Portfolio (the "Core Equity Portfolio" or "Portfolio").

     The investment adviser for the Core Equity Portfolio is Duff & Phelps Investment Management Co. ("DPIM" or the "Adviser"). The Adviser is a subsidiary of Phoenix Duff & Phelps Corporation. For managing or directing the investments of the Core Equity Portfolio, the Adviser is entitled to a monthly fee equivalent to 0.50% of the aggregate daily net assets of such Core Equity Portfolio.


The Distributor and Distribution Plan

     Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), serves as national distributor of the Trust's shares. See "Distribution Plan" and the Statement of Additional Information. Equity Planning also acts as the Trust's financial agent and transfer agent. See "The Financial Agent" and "The Custodian and Transfer Agent."

     The Trust has adopted a distribution plan for Class Y Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The distribution plan adopted for Class Y Shares provides that the Trust shall reimburse the Distributor at an annual rate of 0.25% of the Trust's average daily Class Y Share net assets for expenses incurred in connection with furnishing shareholder services and maintaining shareholder accounts. See "Distribution Plan."


Purchase of Shares


     The Core Equity Portfolio is currently authorized to offer two classes of shares on a continuous basis. Class X Shares and Class Y Shares are both available to Plans (as hereafter defined) and institutional investors which initially purchase Class X Shares whose net asset value equals or exceeds $5 million or Class Y Shares whose net asset value equals or exceeds $1 million. The minimum subsequent investment for each class is $100. "Plans" are defined as corporate, public, union and governmental pension plans. Shares of each class represent an identical interest in the investment portfolio of the Core Equity Portfolio, and generally have the same rights except that Class Y Shares bear the cost of higher distribution fees which cause the Class Y Shares to have a higher expense ratio and to receive lower dividends than Class X Shares. See "How To Buy Shares."


Redemption of Shares


     Shares may be redeemed at any time at the net asset value per share next computed after receipt of a redemption request by the Transfer Agent. See "How to Redeem Shares."



Risk Factors

     There can be no assurance that the Core Equity Portfolio will achieve its investment objective. As a result of the Core Equity Portfolio's substantial investment in the stock market, the net asset value of its shares will fluctuate significantly in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Core Equity Portfolio invests. The risk factors relevant to investment in the Core Equity Portfolio should be reviewed and are set forth in the "Investment Objectives and Policies" and "Investment Techniques and Related Risks" sections of this Prospectus and Statement of Additional Information.

                                 FUND EXPENSES


     The following table illustrates all pro-forma expenses and fees that a shareholder is expected to incur.




                                                                                         Core Equity Portfolio
                                                                                 -------------------------------------
                                                                                 Class X Shares     Class Y Shares
                                                                                 ----------------   ------------------
Shareholder Transaction Expenses:                                                (Pro Forma)        (Pro Forma)
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)        None               None
 Maximum Sales Load Imposed on Reinvested Dividends                                 None               None
 Deferred Sales Load                                                                None               None
 Redemption Fees                                                                    None               None
 Exchange Fee                                                                       None               None
Annual Fund Operating Expenses (as a percentage of average net assets)
 Management Fees                                                                    0.50%              0.50%
 12b-1 Fees                                                                         None               0.25%(a)
 Other Operating Expenses (After Reimbursement)(b)                                  0.15%              0.15%
                                                                                    ----               ----
 Total Fund Operating Expenses                                                      0.65%              0.90%
                                                                                    ====               ====


-----------
     (a) "12b-1 Fees" represent an asset based sales charge that, for a long term shareholder, may be higher than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

     (b) Duff & Phelps Investment Management Co. has voluntarily agreed to reimburse or waive Other Operating Expenses of Class X and Y Shares of the Core Equity Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 1998 to the extent that such expenses exceed 0.15% of the average annual net asset values. Other Operating Expenses for the Core Equity Portfolio are estimated to be 0.50% and 0.50%, respectively, absent such reimbursement or waiver, and Total Operating Expenses are estimated to be 1.00% and 1.25% for Class X and Y Shares, respectively, absent such reimbursement or waiver.





                                                                                    Cumulative Expenses
                                                                                    Paid for the Period
Example*                                                                           1 year          3 years
-----------------------                                                           --------         --------
An investor would pay the following expenses on a $1,000 investment assuming
 (1) 5% annual return and (2) redemption at the end of each time period:
 Core Equity Portfolio
  Class X Shares                                                                      7                22
  Class Y Shares                                                                     10                30



*The purpose of the table above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information regarding various costs and expenses, see "Management of the Trust," and "How to Buy Shares."

                            PERFORMANCE INFORMATION


     The Trust may, from time to time, include the performance history of the Core Equity Portfolio (and each Class thereof) in advertisements, sales literature or reports to current or prospective shareholders. Both yield and total return figures are computed separately for Class X and Class Y Shares in accordance with formulas specified by the Securities and Exchange Commission.

     Standardized quotations of average annual total return for each class of shares will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either Class X or Class Y Shares over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each Class's expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid. It is expected that the performance of Class X Shares shall be better than that of Class Y Shares as a result of lower distribution fees and certain incrementally lower expenses paid by Class X Shares. The Trust may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures.


     Yield will be computed by dividing the Portfolio's net investment income over a 30-day period by an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Portfolio's yield for each class.

     The Portfolio may from time to time include in advertisements information containing total return and the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and rating services such as Morningstar, Inc. Additionally, the Portfolio or a Class of the Portfolio may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, Pensions & Investments, Institutional Investor, REIT Watch, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors The Outlook, and Personal Investor. The Portfolio may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange or traded over the NASDAQ National Market System.


     Advertisements, sales literature and other communications may contain information about the Portfolio or Adviser's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Portfolio may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Portfolio may compare its equity or bond return figure to well-known indices of market performance including but not limited to the S&P 500, Dow Jones Industrial Average, and Salomon Brothers Corporate and Government Bond Indices, Russell 2000 and Lehman Brothers Bond Index.

     Performance information for the Portfolio (and each Class thereof) reflects only the performance of a hypothetical investment in Class X Shares or Class Y Shares of the Portfolio during the particular time period in which the calculations are based. Performance information is not an indication of future performance. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and qualities of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return, see the Statement of Additional Information.

     The Trust's Annual Report, available upon request and without charge, shall contain a discussion of the performance of the Portfolio and a comparison of that performance to a securities market index.



                             INVESTMENT OBJECTIVES

                                  AND POLICIES

     The Core Equity Portfolio's investment objective is to seek long-term capital appreciation by investing in a diversified portfolio of common stocks. The Portfolio seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization. Under normal circumstances, at least 65% of the assets of the Core Equity Portfolio will be invested in equity securities; however, it is the intention of the Adviser to be fully invested in equity securities. Up to 10% of the total assets of the Core Equity Portfolio may be invested in securities of foreign issuers.

     The Adviser utilizes a quality driven strategy in pursuit of the Portfolio's investment objective. The Portfolio selects large companies based on predictability and consistency of future earnings and dividend growth at a price which is low relative to the stock's historical valuation and the company's future growth prospects. Portfolio risk is controlled through diversification among industries, sectors, and the number of holdings. The Adviser's sell discipline is based on a monitoring of holdings for fundamental change and overvaluation.

     While the Adviser intends to be fully invested, in the event of adverse market conditions the Portfolio may pursue a policy of retaining cash or investing in high-quality money market instruments with maturities of one year or less, and in repurchase agreements. See "Investment Techniques and Related Risks" for more information on investment practices and risks.



                           INVESTMENT TECHNIQUES AND
                                 RELATED RISKS


     In addition to the investment policies described above, the Core Equity Portfolio may utilize the following investment practices or techniques.


Convertible Securities
     The Core Equity Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Portfolio will invest in convertible securities rated in the four highest categories which are commonly called "investment grade" securities. The Portfolio may, but is not required to, dispose of convertible securities whose rating falls below investment grade. A detailed listing of rating categories is in the Appendix to the Statement of Additional Information.


Futures Transactions
     Financial Futures. The Core Equity Portfolio may enter into financial futures contracts. These investments are intended as a hedge against anticipated changes in the market value of the Portfolio's securities or securities which it intends to purchase or in the exchange rate of foreign currencies. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position's underlying securities in the cash market. Investment techniques related to financial futures are summarized below and are described more fully in the Statement of Additional Information.

     Financial futures contracts consist of interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. See "Foreign Currency Transactions." A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

     The Core Equity Portfolio may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may enter into financial futures contracts on foreign currencies.

     Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser could be incorrect in its expectation as to the direction or extent of various interest rate movements or foreign currency exchange rates, in which case the return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist, and the loss from investing in futures contracts is potentially unlimited because the Portfolio may be unable to close its position. Also, there may be circumstances when the purchase of an option on a financial futures contract could result in a loss while the purchase or sale of the contract would not have resulted in a loss.

     Restrictions on Use of Futures. The Core Equity Portfolio may enter into futures contracts, provided that such obligations represent no more than 20% of the Core Equity Portfolio's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, the Portfolio will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts. The extent to which the Portfolio may enter into financial futures contracts may also be limited by requirements of the Internal Revenue Code for qualification as a regulated investment company.


Short-Term Instruments

For liquidity purposes, the Portfolio may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include U.S. Government Securities, Certificates of Deposit, Commercial Paper and Bankers Acceptances. The Portfolio may also invest in repurchase agreements with maturities of seven days or less to generate income from its excess cash balances. The Portfolio may invest up to 5% of its net assets in repurchase agreements having maturities of more than seven days (together with any other illiquid securities held). Securities acquired through repurchase agreements will be limited to U.S. Government securities and are subject to resale to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Portfolio and is unrelated to the interest rate on the underlying instrument. A repurchase agreement acquired by the Portfolio will always be fully collateralized by the underlying instrument, which will be marked to market every business day. The underlying instrument will be held for the Portfolio's account by the Portfolios' custodian bank until repurchased.

     The use of repurchase agreements involves certain risks such as default by or the insolvency of the other party to the repurchase agreement. Repurchase agreements will be entered into only with commercial banks, brokers and dealers considered by the Adviser to be creditworthy.

     The Core Equity Portfolio may also invest up to 10% of its total assets in a money market fund managed by the Adviser. Such investments may be subject to duplicate fees and expenses on that portion of their assets invested in the securities of another investment company. Such investments will be for liquidity purposes.


Lending Portfolio Securities

     In order to increase the return on its investment, the Core Equity Portfolio may lend its portfolio securities to broker-dealers and other financial institutions in amounts up to one-third of the value of its total assets. Loans of portfolio securities will always be fully collateralized and will be made only to borrowers considered by the Adviser to be credit-worthy. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases the loss of rights in the collateral should the borrower fail financially.


Leverage

     The Core Equity Portfolio may borrow for temporary, extraordinary or emergency purposes. The Core Equity Portfolio will borrow only from banks, and only if immediately after such borrowing the value of the assets of the Portfolio (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed. The effect of this provision is to permit the Portfolio to borrow up to 331/3% of the total assets (not including any borrowings) of the Portfolio. If, due to market fluctuations or other reasons, the value of the Portfolio's assets computed as provided above becomes at any time less than three times the amount of the borrowings, the Portfolio, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

     Interest on money borrowed will be an expense of the Portfolio with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of the Portfolio is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial. Bank borrowings must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Portfolio with respect to which the borrowing has been made.


Foreign Securities
     The Core Equity Portfolio will limit its investments in foreign securities to 10% of its total assets. Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, differences and inefficiencies in transaction settlement systems, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility, and changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Exchange rates are determined by forces of supply and demand in the foreign exchange markets, and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Portfolio's net asset value and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long term.

     Foreign securities held by the Portfolio may not be registered with the Commission and the issuers thereof will not be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

     Although the Portfolio may buy securities of foreign issuers in foreign markets, most of their foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York Shares." ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Portfolio from the foreign settlement risks described below.

     In investing in securities denominated in foreign currencies, the Portfolio will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Portfolio's assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Although the Portfolio will invest only in securities denominated in foreign currencies that are fully convertible into U.S. dollars without legal restriction at the time of investment, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.

     Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non- U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Portfolio and which may not be recoverable by the Portfolio or its investors.

     The Core Equity Portfolio will calculate its net asset value and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange is closed). Foreign securities in which the Portfolio may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset value of the Portfolio may be affected by such trading on days when a shareholder has no access to the Portfolio.

     Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. If the Portfolio should have more than 50% of the value of its assets invested in securities of foreign corporations at the close of its taxable year, the Portfolio may elect to pass through to its shareholders their proportionate shares of foreign income taxes paid. Investors are urged to consult their tax attorney with respect to specific questions regarding foreign, federal, state or local taxes.


Foreign Currency Transactions

     The value of the assets of the Core Equity Portfolio, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and may incur costs in connection with conversions between various currencies. The Portfolio may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. At the time of the purchase of a forward foreign currency exchange contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the market value of the contract, minus the Portfolio's initial margin deposit with respect thereto, will be deposited in a pledged account with the Trust's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

     When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, it is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. Utilizing this investment technique may also hedge the foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

     When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

     If the Portfolio retains the security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio would realize gains to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Portfolio will have to convert its holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.


Other Techniques
     The Adviser may buy other types of securities or employ other portfolio management techniques on behalf of the Core Equity Portfolio. See the Statement of Additional Information for more information on these investment techniques and their related risks.


                            INVESTMENT RESTRICTIONS

     The investment restrictions to which the Core Equity Portfolio is subject, together with its investment objective, are fundamental policies which may not be changed without the approval of its shareholders. There is no assurance that the Portfolio will be able to meet its investment objective. A detailed description of the investment restrictions is contained in the Statement of Additional Information.


                               PORTFOLIO TURNOVER

     The Core Equity Portfolio pays brokerage commissions for purchases and sales of portfolio securities. A high rate of portfolio turnover involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by the Portfolio and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains, which are taxable to shareholders as ordinary income.


     The rate of portfolio turnover is not a limiting factor when the Adviser deems changes appropriate. Although the portfolio turnover rate cannot be accurately predicted, it is anticipated that the annual turnover rate will likely not exceed 100%. Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of its securities (excluding short-term securities). The turnover rate may vary greatly from year to year and may be affected by cash requirements for redemptions of shares and by compliance with provisions of the Internal Revenue Code, relieving investment companies which distribute substantially all of their net income from federal income taxation on the amounts distributed. For more information regarding the consequences relating to a high portfolio turnover rate, see "Portfolio Transactions and Brokerage" and "Dividends, Distributions and Taxes" in the Statement of Additional Information.


                            MANAGEMENT OF THE TRUST
     The Trust is an open-end investment company known as a mutual fund. The Board of Trustees supervises the business affairs and investments of the Trust, which is managed on a daily basis by each portfolio's investment adviser. The Trust was organized as a Massachusetts business trust on December 4, 1995. The Trust commenced operations on March 1, 1996. The Trust is currently authorized to offer shares of beneficial interest in series and is currently offering shares of eight portfolios. Two classes of shares are currently offered by each portfolio.

     Duff & Phelps Investment Management Co. ("DPIM") serves as the investment adviser to the Core Equity Portfolio. In addition to the Core Equity Portfolio, DPIM also serves as investment adviser to the Enhanced Reserves Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix Core Equity Fund of Phoenix Equity Series Fund and three closed-end funds: Duff & Phelps Utilities Income Inc., Duff & Phelps Utilities Tax-Free Income Inc. and Duff & Phelps Utility and Corporate Bond Trust Inc. In addition, DPIM serves as subadviser to the Real Estate Equity Securities Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds, the Real Estate Securities Portfolio of Phoenix Multi-Portfolio Fund, the Real Estate Securities Series of The Phoenix Edge Series Fund and, from July 1987 through October 1995, the AAL Funds. DPIM is a subsidiary of Phoenix Duff & Phelps Corporation and is located at 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603. As of December 31, 1996, DPIM had approximately $14 billion in assets under management on a discretionary basis.

Prior Investment Performance of DPIM
     The following table sets forth composite performance data relating to the historical performance of substantially all of the institutional private accounts managed by DPIM investment professionals that have substantially the same investment objectives, policies, strategies and risks as the Core Equity Portfolio. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as compared to the S&P 500. Investors should not consider this performance data as an indication of past or future performance of the Core Equity Portfolio or of the Adviser.


     The Adviser has prepared and presented its illustration in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS[TM]"). AIMR has not been involved with the preparation or review of this illustration. AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to promote full and fair presentations by investment advisers of their performance results and ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


     All returns presented were calculated on a total return basis and include all dividends, interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the maximum advisory fee of 0.60% of assets under management, brokerage commissions and execution costs paid by the Adviser's institutional private accounts. Only those institutional private accounts where the Adviser exercised full discretionary investment authority have been included in the composite performance data. The institutional private accounts included in the Adviser's composite performance data are not subject to the same expenses and specific tax restrictions applicable to regulated investment companies, such as the Core Equity Portfolio, under Subchapter M of the Internal Revenue Code and are not subject to Investment Company Act of 1940 restrictions on investment limitations and diversification. Consequently, the Adviser's investment results could have been adversely affected had these regulations applied to the institutional private accounts.


     The institutional private accounts whose composite return is shown were managed by a team of DPIM professionals. The Core Equity Portfolio similarly will be managed by a team headed by Diane Mustain.


     The investment results covering the period January 1, 1993 through December 31, 1996 were audited for consistency with the AIMR Performance Presentation Standards by an independent third party (not AIMR) as of December 31, 1996. The investment results presented below could be calculated using different methods thereby producing different results. The performance below reflects past performance of the Adviser for periods ending September 30, 1997 for similarly managed institutional private accounts and is not indicative of future results for the Core Equity Portfolio.




Period          Adviser's Composite     S&P 500
-------------   ---------------------   --------
One Year              44.85%             40.67%
Three Years           30.38%             30.02%
Five Years            18.89%             20.82%
Ten Years             14.29%             14.72%



Management Fees

     The Adviser continuously furnishes an investment program for the Core Equity Portfolio and manages the investment and reinvestment of the assets subject at all times to the supervision of the Trustees. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to a prescribed fee, payable monthly, at the annual rate of 0.50% of the average daily net asset value of the Core Equity Portfolio.

The Portfolio Manager
     Diane Mustain serves as lead Portfolio Manager and as such is responsible for the day-to-day operation of the Core Equity Portfolio. As lead Portfolio Manager she manages the team of investment professionals responsible for the selection and sell decisions of portfolio securities for the equity portfolio. Ms. Mustain is an Executive Vice President of DPIM and serves as Vice Chairman of its Equity Strategy Committee. In addition, since 1993 Ms. Mustain has been a Sector Manager responsible for the Defensive Sector of the core equity portfolio. Ms. Mustain was Group Vice President from 1992 to 1993 where she was responsible for the selection of consumer stocks for the equity research model portfolio and provided analytical input to the Investment Management Committee. Ms. Mustain joined Phoenix Duff & Phelps Corporation, then known as Duff & Phelps, in 1981.

The Financial Agent
     Equity Planning serves as financial agent of the Portfolio and, as such, provides bookkeeping and pricing services and certain other ministerial functions. As compensation, Equity Planning is entitled to a fee, payable monthly and based upon (a) the average of the aggregate daily net asset values of the Portfolio, at the following incremental annual rates:




   First $100 million                    .05 %
   $100 million to $300 million          .04 %
   $300 million through $500 million     .03 %
   Greater than $500 million             .015%


(b) a minimum fee of $50,000; and (c) an annual fee of $12,000 for each class of shares beyond one.


The Custodian and Transfer Agent

     The custodian of the assets of the Core Equity Portfolio is State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02101.

     Equity Planning serves as transfer agent for the Core Equity Portfolio (the "Transfer Agent") for which it is paid $14.95 plus certain out-of-pocket expenses for each designated shareholder account. The Transfer Agent is authorized to engage sub-agents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by the Transfer Agent.

Brokerage Commissions

     Although the Conduct Rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, past sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Trust.



                               DISTRIBUTION PLAN


     Equity Planning serves as the national distributor of the Trust's shares. Equity Planning is registered as a broker-dealer in fifty states. The principal offices of Equity Planning are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. Philip R. McLoughlin is a Trustee and President of the Trust and a director and officer of Equity Planning. Michael
E. Haylon, a director of Equity Planning, is an officer of the Trust. G. Jeffrey Bohne, Nancy G. Curtiss, William E. Keen, III, William R. Moyer, Leonard J. Saltiel, and Thomas N. Steenburg are officers of the Trust and officers of Equity Planning.

     Equity Planning and the Trust have entered into distribution agreements under which Equity Planning has agreed to use its best efforts to find purchasers for Trust shares. The Trust has granted Equity Planning the exclusive right to purchase from the Trust and resell, as principal, shares needed to fill unconditional orders for Trust shares. Equity Planning may sell Trust shares through its registered representatives or through securities dealers with whom it has sales agreements. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with banks or bank affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of banks or bank affiliated securities brokers are not permitted under the Glass-Steagall Act, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with banks or bank affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a portfolio of the Trust. The sale of Trust shares through a bank or a securities broker affiliated with a bank is not expected to preclude the Trust from borrowing from such bank or from availing itself of custodial or transfer agency services offered by such bank.

     The Trustees have adopted a distribution plan on behalf of the Class Y Shares pursuant to Rule 12b-1 under the 1940 Act. The Class Y Share distribution plan (the "Plan") has been approved by Phoenix Home Life as initial, sole shareholder. The Plan authorizes the payment of a service fee to Equity Planning in an amount equal to 0.25% annually of the average of the daily net assets of Class Y Shares of each respective portfolio for each year elapsed after the inception of the Plan. The Plan requires that at least quarterly the Trustees must review a written report with respect to the amounts expended under the Plan and the purposes for which such expenditures were made. While the Plan is in effect, the Trust will be required to commit the selection and nomination of candidates for Trustees who are not "interested persons" (as defined in the 1940 Act) to the discretion of other Trustees then in office who are not interested persons.



                               HOW TO BUY SHARES


     The Trust currently issues two classes of shares of the Core Equity Portfolio. Both Class X Shares and Class Y Shares are each available to Plans (as hereafter defined) and institutional investors which initially purchase Class X Shares of the Portfolio whose net asset value equals or exceeds $5 million or Class Y Shares of the Portfolio whose net asset value equals or exceeds $1 million. "Plans" are defined as corporate, public, union and governmental pension plans. Completed applications for the purchase of shares should be mailed to State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

     The minimum subsequent investment for each class is $100. Shares are sold at the net asset value per share (as described below) next computed after a completed application or purchase order is received by State Street Bank and Trust Company together with good and sufficient funds therefor (certified checks, federal funds wires, and automated clearing house transactions ("ACH")). Completed orders received on a business day prior to the close of trading on the New York Stock Exchange (generally 4 p.m. eastern time) will be processed based on that day's closing net asset value. Shares purchased will be recorded in electronic book-entry form by the Transfer Agent. Sales of shares may be made through broker-dealers, pension consultants or other qualified financial agents/institutions.



     The minimum initial investment amounts for the purchase of either class of shares shall be waived with respect to purchases by: (i) trust companies, bank trust departments, broker-dealers, financial planners and investment advisers for funds over which such entity charges an account management fee and which are held in a fiduciary, agency, advisory, custodial or similar capacity; or
(ii) Plans and institutional investors where the amounts invested represent the redemption proceeds from the reorganization or merger of other investment companies.


     No trail fees are payable to broker-dealers or others in connection with the purchase, sale or retention of Class X Shares.

     If part of any investment is subsequently redeemed within one year of the investment date, the broker/dealer or exempt financial institution will refund to Equity Planning any such amounts paid with respect to the investment. Equity Planning will sponsor sales contests, training and educational meetings and provide to all qualifying agents, from its own profits and resources, additional compensation in the form of trips, merchandise or expense reimbursement. Broker-dealers or exempt financial institutions other than Equity Planning may also levy customary additional charges to shareholders for their services in effecting transactions, if they notify the Trust of their intention to do so.


     Equity Planning intends to pay broker-dealers and exempt financial institutions with whom it has a sales agreement a service fee of 0.25% of the average daily net asset value of Class Y Shares sold by such broker-dealers and exempt financial institutions, subject to future amendment or termination. Equity Planning will retain all or a portion of the continuing distribution fee assessed to Class Y shareholders to finance commissions and related marketing expenses.

Exchange Privileges

     Shareholders may exchange Class X or Class Y Shares held in book-entry form for shares of the same class of other Portfolios of the Trust or any other Affiliated Phoenix Fund provided the following conditions are met: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's principal place of business; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the shares to be acquired must equal or exceed the minimum initial or subsequent investment amount, as applicable, after the exchange is implemented; and (5) the shareholder is qualified to acquire Trust shares in accordance with the limitations described in this Prospectus. The Trust reserves the right to refuse exchange purchases by any person or broker/ dealer if, in the Trust's or Adviser's opinion, (a) the exchange would adversely affect the Trust's ability to invest according to its investment objectives and policies; (b) the Trust believes that a pattern of exchanges coincides with a "market timing" strategy; or (c) the exchange would otherwise adversely affect the Trust and its shareholders. The Trust reserves the right to terminate or modify its exchange privileges at any time upon giving written notice to shareholders at least 60 days in advance. Shareholders are urged to review their constituent documents and relevant requirements in order to verify pertinent limitations imposed by retirement plan or group annuity contract exchange limits as well as restrictions imposed by governing law.

     An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds.



Market Timer Restrictions

     Because excessive trading can hurt Portfolio performance and harm shareholders, the Trust reserves the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a fund within any 30 day period. The Distributor has entered into agreements with certain market timer entities permitting them to exchange their clients' shares by telephone. These privileges are limited under those agreements. The Distributor has the right to reject or suspend these privileges upon reasonable notice.


Telephone Exchange Privileges
     Unless a shareholder elects in writing not to participate in the Telephone Exchange Privilege, shares may be exchanged by calling 800-814-1897 provided that the exchange is made between accounts with identical registrations. Under the Telephone Exchange Privilege, telephone exchange orders may also be entered on behalf of the shareholder by his or her registered representative.


     The Trust and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. In addition to requiring identical registrations on both accounts, the Transfer Agent will require address verification and will record telephone instructions on tape. All exchanges will be confirmed in writing to the shareholder. To the extent that procedures reasonably designed to prevent unauthorized telephone exchanges are not followed, the Trust and/or the Transfer Agent may be liable for following telephone instructions for exchange transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone exchange instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Trust and/or the Transfer Agent reasonably believe to be genuine. The Telephone Exchange Privilege may be modified or terminated at any time on 60 days' notice to shareholders. In addition, during times of drastic economic or market changes, the Telephone Exchange Privilege may be difficult to exercise or may be suspended temporarily. The Telephone Exchange Privilege is available only in States where shares being acquired may be legally sold.

     If a shareholder elects not to use the Telephone Exchange Privilege, in order to exchange shares the shareholder must submit a written request to State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301, ATTN:
Phoenix Duff & Phelps Institutional Mutual Funds. If the shares are being exchanged between accounts that are not registered identically, the signature on such request must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.



                                NET ASSET VALUE

     The net asset value per share of the Core Equity Portfolio is determined as of the close of trading of the New York Stock

Exchange (the "Exchange") on days when the Exchange is open for trading. The net asset value per share of the Core Equity Portfolio is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the total number of outstanding shares of the Portfolio. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Portfolio, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.



     The Portfolio's investments are valued at market value or, where market quotations are not available, at fair value as determined in good faith by the Trustees or their delegates. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Since the Trust does not price securities on weekends or United States national holidays, the net asset value of a Portfolio's foreign assets may be significantly affected on days when the investor has no access to the Trust. Short-term investments having a remaining maturity of less than sixty-one days are valued at amortized cost, which the Trustees have determined approximates market value. For further information about security valuations, see the Statement of Additional Information.


                             HOW TO REDEEM SHARES


     Any holder of shares of the Core Equity Portfolio may require the Trust to redeem its shares at any time at the net asset value per share next computed after receipt of a redemption request in proper written form by State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301, ATTN: Phoenix Duff & Phelps Institutional Mutual Funds. To be in proper form to redeem shares, (1) the signature(s) of duly authorized representative(s) of the shareholder must appear in the appropriate place upon the stock power; (2) the stock power or any related instruction transmittal must specify the name and account number of the shareholder exactly as registered; (3) the request must make reference to the name of the Core Equity Portfolio; and (4) and all such signatures must be guaranteed by an eligible guarantor institution as determined in accordance with the standards and procedures established by the Transfer Agent. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Signature(s) must also be guaranteed on any change of address request submitted in conjunction with any redemption request. Additional documentation may be required for redemptions by corporations, partnerships or other organizations, or if redemption is requested by anyone other than the shareholder(s) of record. Redemption requests will not be honored until all required documents in proper form have been received.


     In addition, the Trust maintains a continuous offer to repurchase its shares, and shareholders may normally sell their shares through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The redemption price in such case will be the price as of the close of trading of the New York Stock Exchange on that day, provided the order is received by the dealer prior thereto, and is transmitted to the Distributor prior to the close of its business. No charge is made by the Trust on redemptions, but shares tendered through investment dealers may be subject to service charge by such dealers. Payment for shares redeemed will be made within three days after receipt of the written request in proper form; provided, however, that redemption proceeds will not be disbursed until each check used for purchase of shares has been cleared for payment by the investor's bank which may take up to 15 days after receipt of the check.



Telephone Redemption Privileges

     Unless a shareholder elects in writing not to participate in the Telephone Redemption Privilege, shareholders may redeem shares valued at up to $100,000 by calling (800) 814-1897.


     The Trust and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to the shareholder. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. To the extent that procedures reasonably designed to prevent unauthorized telephone redemptions are not followed, the Trust and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized person or third party that the Trust and/or the Transfer Agent reasonably believe to be genuine. The Telephone Redemption Privilege may be modified or terminated at any time without prior notice to shareholders. In addition, during times of drastic economic or market changes, the telephone redemption privilege may be difficult to exercise or may be suspended temporarily and a shareholder should submit a written redemption request, as described above.


     If the amount of the redemption is $500 or more, the proceeds may be wired to the shareholder's designated U.S. commercial bank account. If the amount of the redemption is less than $500, the proceeds will be sent by check to the address of record on the shareholder's account. Telephone redemption orders received and accepted by the Transfer Agent on any day when the Transfer Agent is open for business will be entered at the next determined net asset value. However telephone redemption orders received and accepted by the Transfer Agent after the close of trading hours on the Exchange will be executed on the following business day. The proceeds of a telephone redemption will normally be sent on the first business day following receipt of the redemption request. However, with respect to the telephone redemption of shares purchased by check, such requests will only be effected after the Trust has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days.



Systematic Withdrawal Program

     The Systematic Withdrawal Program (the "Program") allows shareholders to periodically redeem a portion of their shares on predetermined monthly, quarterly, semi-annual or annual dates. In order to participate in the Program, shareholders must provide written notice to the Transfer Agent specifying (a) the frequency in which Program redemptions are to occur, (b) the routing in which proceeds are to be directed into the shareholder's account, and (c) the priority among classes of shares of the Portfolio in which redemptions are to occur.



     Except as provided below, Program payments will be made on or about the 20th day of the month during the frequency period selected by the shareholder. Program payments may also be processed through Automated Clearing House (ACH) to the shareholder's account on or about the 10th, 15th or 25th day of each month. Participants may not redeem sums in any period in excess of the equivalent of 1% of aggregate Trust holdings (at the net asset value on the date of redemption) during each month. Program redemptions will only be effected after the Trust has assured itself that good payment has been received for the purchase of shares which are to be redeemed.


     Class X shareholders participating in the Program must at all times own shares of the Core Equity Portfolio worth $100,000 or more in the aggregate as determined by the then current net asset value per share. Class Y shareholders participating in the Program must at all times own shares of the Fund worth $50,000 or more in the aggregate as determined by the then current net asset value per share. A shareholder's participation in the Program will also automatically terminate if redemptions are made outside the Program.



Redemption-in-kind


     To the extent consistent with state and federal law, the Trust may make payment of the redemption price either in cash or in kind. The Trust has elected to pay in cash all requests for redemption by any shareholder of record, but may limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Trust. A shareholder receiving such securities would incur brokerage costs when it sold the securities.



                            DIVIDENDS, DISTRIBUTIONS
                                   AND TAXES


     The Core Equity Portfolio will be treated as a separate mutual fund for federal income tax purposes. The Core Equity Portfolio intends to elect to be taxed as a regulated investment company ("RIC") and qualify as such annually under Subchapter M of the Code. As a RIC, the Core Equity Portfolio will not be subject to federal income tax on its ordinary income and net realized gains distributed to its shareholders. The Core Equity Portfolio intends to distribute sufficient ordinary income and net realized capital gains, if any, annually to avoid the imposition of federal income tax or a non-deductible 4% excise tax.

     Many investors, including most tax qualified plan investors, may be eligible for preferential federal income tax treatment on distributions received from the Core Equity Portfolio and dispositions of shares of the Core Equity Portfolio. The Trust has not sought opinions of counsel or applied for a ruling from the Internal Revenue Service as to whether the assessment of higher distribution fees with respect to Class Y Shares may result in any dividends or distributions constituting "preferential dividends" under the Code. Complete assurances cannot be given when or whether the Trust will receive a favorable opinion or ruling or, the potential consequences associated with an adverse determination. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of the Trust should consult its tax advisor about the federal, state or local tax consequences particular to it, as should persons considering whether to have amounts held for their benefit in such trusts or other entities which intend to invest in shares of the Trust.

     Investors that do not receive preferential tax treatment are subject to federal income tax on distributions received with respect to their shares of the Trust. Distributions of the Trust's ordinary income and short-term capital gains are taxable to shareholders as ordinary income whether received in cash or shares of the Trust's. Designated long-term capital gains distributions are taxable as long-term capital gains whether distributed in cash or additional shares and regardless of how long the shareholder owned the shares of the Trust; however, a loss recognized on the sale of the shares of the Core Equity Portfolio held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains distributions received on those shares. Certain designated dividends paid by the Trust may be eligible for the dividends-received deduction for corporate shareholders. Shareholders should consult with their tax advisor for additional information concerning the federal, state, local and foreign tax consequences of purchasing shares of the Core Equity Portfolio.

     Dividends from net investment income for the Core Equity Portfolio will be accrued and paid quarterly. Dividends from net realized capital gains, if any, will be declared and paid annually for the Core Equity Portfolio. Dividends and distributions with respect to the shares of any class of the Core Equity Portfolio will be payable in full and fractional shares of such class of the Portfolio at the net asset value on the first business day after the record date, or, at the option of the shareholder, in cash. Any shareholder who purchases shares of the Core Equity Portfolio prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution.

     The foregoing is only a summary of some of the important tax considerations generally affecting the Core Equity Portfolio and its shareholders. Shareholders should consult competent tax advisers regarding specific tax situations.



                            ADDITIONAL INFORMATION

Organization of the Fund

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in eight different portfolios, each offering two classes. Holders of shares of the Core Equity Portfolio have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to the Core Equity Portfolio (provided that Class Y Shares of the Core Equity Portfolio bear higher distribution fees and pay correspondingly lower dividends per share than Class X Shares). Shareholders of all portfolios vote on the election of Trustees. On matters affecting the Core Equity Portfolio (such as approval of an investment advisory agreement or a change in fundamental investment policies), a separate vote of the Core Equity Portfolio is required. On matters affecting an individual class (such as approval of matters relating to the Class Y distribution plan), a separate vote of that class is required. Shares of each portfolio are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights.


     The assets received by the Trust for the issue or sale of shares of each portfolio and all income, earnings, profits and proceeds thereof, are allocated to such portfolio (and class if applicable) subject only to the rights of creditors, and constitute the underlying assets of such portfolio (and class if applicable). The underlying assets of each portfolio are required to be segregated on the books of account, and are to be charged with the expenses in respect to such portfolio and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular portfolio or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.


     Unlike the stockholders of a corporation, there is a possibility that the shareholders of a Massachusetts business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.



Additional Inquiries

     Inquiries and requests for the Statement of Additional Information, the Annual Report to Shareholders and the Semi-Annual Report to Shareholders should be directed to Equity Planning at (800) 814-1897 or 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

                         BACKUP WITHHOLDING INFORMATION

Step 1. Please make sure that the social security number or taxpayer identification number (TIN) which appears on the Application complies with the following guidelines:

Account Type        Give Social Security Number or Tax Identification Number of:
------------------------------------------------------------------------------------------------------
Individual                            Individual
------------------------------------------------------------------------------------------------------
Joint (or Joint Tenant)               Owner who will be paying tax
------------------------------------------------------------------------------------------------------
Uniform Gifts to Minors               Minor
------------------------------------------------------------------------------------------------------
Legal Guardian                        Ward, Minor or Incompetent
------------------------------------------------------------------------------------------------------
Sole Proprietor                       Owner of Business (also provide owner's name)
------------------------------------------------------------------------------------------------------
Trust, Estate, Pension Plan Trust     Trust, Estate, Pension Plan Trust (not personal TIN of fiduciary)
------------------------------------------------------------------------------------------------------
Corporation, Partnership,
Other Organization                    Corporation, Partnership, Other Organization
------------------------------------------------------------------------------------------------------
Broker/Nominee                        Broker/Nominee
------------------------------------------------------------------------------------------------------


Step 2. If you do not have a TIN, you must obtain Form SS-5 (Application for Social Security Number) or Form SS-4 (Application for Employer Identification Number) from your local Social Security or IRS office and apply for one. Write "Applied For" in the space on the application.

Step 3. If you are one of the entities listed below, you are exempt from backup withholding.
      [bullet] A corporation
      [bullet] Financial institution
      [bullet] Section 501(a) exempt organization (IRA, Corporate Retirement
               Plan, 403(b), Keogh)
      [bullet] United States or any agency or instrumentality thereof
      [bullet] A State, the District of Columbia, a possession of the United
               States, or any subdivision or instrumentality thereof
      [bullet] International organization or any agency or instrumentality thereof
      [bullet] Registered dealer in securities or commodities registered in the
               U.S. or a possession of the U.S.
      [bullet] Real estate investment trust
      [bullet] Common trust fund operated by a bank under section 584(a) [bullet] An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1)
      [bullet] Regulated Investment Company

If you are in doubt as to whether you are exempt, please contact the Internal
      Revenue Service.

Step 4. IRS Penalties--If you do not supply us with your TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report interest, dividend or patronage dividend income on your federal income tax return, you will be treated as negligent and subject to an IRS 5% penalty tax on any resulting underpayment of tax unless there is clear and convincing evidence to the contrary. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to a backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.



-----------

This Prospectus sets forth concisely the information about the Phoenix Duff & Phelps Institutional Mutual Funds (the "Trust") which you should know before investing. Please read it carefully and retain it for future reference.

The Trust has filed with the Securities and Exchange Commission a Statement of Additional Information, dated March 30, 1998. The Statement contains more detailed information about the Trust and is incorporated into this Prospectus by reference. You may obtain a free copy of the Statement by writing the Trust c/o Phoenix Equity Planning Corporation, 100 Bright Meadow, P.O. Box 2200, Enfield, Connecticut 06083-2200.



                    [Recycled Logo] Printed on recycled paper using soybean ink

                      THIS PAGE INTENTIONALLY LEFT BLANK.

Phoenix Duff & Phelps Institutional Mutual Funds
PO Box 2200
Enfield CT 06083-2200


[logo] PHOENIX
       DUFF & PHELPS



PDP 3008B (3/98)

                         PHOENIX CORE EQUITY PORTFOLIO
              101 Munson Street, Greenfield, Massachusetts 01301
                                (800) 814-1897



                      Statement of Additional Information
                                [March 30, 1998]

                             Subject to Completion
                       Date of Issuance: January 14, 1998


     This Statement of Additional Information is not a prospectus but expands upon and supplements the information contained in the current prospectus of the Core Equity Portfolio of the Phoenix Duff & Phelps Institutional Mutual Funds (the "Trust"), dated [March 30, 1998] and should be read in conjunction with it. A copy may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 814-1897, or by writing to Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.




                               TABLE OF CONTENTS



                                           PAGE
THE TRUST   ..............................    2
INVESTMENT OBJECTIVES AND POLICIES  ......    2
INVESTMENT RESTRICTIONS ..................    2
INVESTMENT TECHNIQUES   ..................    3
PERFORMANCE INFORMATION ..................    7
PORTFOLIO TURNOVER   .....................    7
SERVICES OF THE ADVISER ..................    7
BROKERAGE ALLOCATION .....................    8
DETERMINATION OF NET ASSET VALUE .........    9
PURCHASE OF SHARES   .....................    9
DIVIDENDS, DISTRIBUTIONS AND TAXES  ......   10
THE DISTRIBUTOR   ........................   10
DISTRIBUTION PLAN ........................   11
TRUSTEES AND OFFICERS   ..................   12
ADDITIONAL INFORMATION  ..................   19
APPENDIX .................................   20



PDP 3008B (3/98)


Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                                   THE TRUST


     Phoenix Duff & Phelps Institutional Mutual Funds (the "Trust") is an open-end management investment company which was organized under Massachusetts law on December 4, 1995 as a business trust.



                      INVESTMENT OBJECTIVES AND POLICIES



     The investment objectives and policies of the Phoenix Core Equity Portfolio (the "Core Equity Portfolio" or "Portfolio") are described in the "Investment Objectives and Policies" and "Investment Techniques and Related Risks" sections of the Prospectus. The investment objective of the Core Equity Portfolio is deemed to be a fundamental policy and may not be changed without the approval of the shareholders of the Portfolio.


                            INVESTMENT RESTRICTIONS


Fundamental Policies

     The following investment restrictions constitute fundamental policies of the Core Equity Portfolio which may be changed only upon approval by the holders of a majority of the outstanding shares of the Portfolio. The Portfolio may not:


 (1) With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in securities of that issuer.


 (2) Purchase the securities of any one issuer if immediately after such purchase the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.


 (3) Borrow money except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not exceeding 331/3% of the market value of the Portfolio's total assets, so that immediately after any such borrowing asset coverage of at least 300% for all such borrowings exists. To secure any such borrowing, the Porfolio may not mortgage, pledge, or hypothecate in excess of 331/3% of the value of its total assets. The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.


 (4) Act as an underwriter of securities issued by others.


 (5) Purchase real estate, real estate mortgage loans, interests in real estate limited partnerships, or interests in oil, gas or mineral exploration or development programs or leases, provided that this limitation shall not prohibit (i) the purchase of U.S. Government securities and other debt securities secured by real estate or interests therein; (ii) the purchase of marketable securities issued by companies or investment trusts that deal in real estate or interests therein; or (iii) purchase of marketable securities issued by companies or other entities or investment vehicles that engage in businesses relating to the development, exploration, mining, processing or distributing of oil, gas, or minerals.


 (6) Engage in any short-selling operations (except by selling futures contracts).


 (7) Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees or in connection with purchase of debt securities in accordance with the Portfolio's investment objective and policies.


 (8) Purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Portfolio's net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by the Portfolio at any time in units or attached to securities are not subject to this restriction.


 (9) Purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions, provided that the Portfolio may make initial and variation margin payments in connection with purchases or sales of futures contracts.


 (10) Issue or sell any class of senior security as defined in the Investment Company Act of 1940 except for notes or other evidences of indebtedness permitted under investment restriction (3) and except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued or delayed delivery basis might be deemed such.


 (11) Except in connection with a merger, consolidation, acquisition, or reorganization, invest in the securities of other investment companies, including investment companies advised by the Adviser, or any affiliates, if, immediately after such purchase or acquisition, more than 10% of the value of the Portfolio's total assets would be invested in such securities in the aggregate, or more than 5% in any one such security.

 (12) Purchase or retain securities of any issuer if, to the knowledge of the Trust's management, those officers and Trustees of the Trust and of its adviser, who each own beneficially more than 0.50% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

 (13) Invest in securities of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Portfolio would then be invested in such securities.

 (14) Invest in the securities of any one issuer if, immediately after such purchase, 25% or more of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry.

 (15) Invest in securities which are not readily marketable or the disposition of which is restricted under federal securities laws (collectively "illiquid securities") if, as a result, more than 5% of the Portfolio's net assets would be invested in illiquid securities.

     If a percentage restriction on investment or utilization of assets as set forth is adhered to at the time an investment is made, a later change in the percentage resulting from a change in the values or costs of the Portfolio's assets will not be considered a violation of the restriction with the exception of the Portfolio's borrowing policy as described in restriction (3), above.


                             INVESTMENT TECHNIQUES

     The Portfolio may utilize the following practices or techniques in pursuing its investment objectives.

     U.S. Government Securities. For liquidity purposes, the Portfolio may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

     Repurchase Agreements. Repurchase Agreements are agreements by which the Portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.

     A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Trust maintained in a central depository of a book-entry system or by physical delivery of the securities to the Trust's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

     Even though repurchase transactions usually do not impose market risks on the Portfolio, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Portfolio might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

     Financial Futures Contracts. The Portfolio may enter into financial futures contracts. Financial Futures may be used to hedge against changes in the market value of the Portfolio's securities or securities which the Portfolio intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which the Portfolio may wish to purchase in the future by purchasing futures contracts.

     The Portfolio may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

     In contrast to the situation when the Portfolio purchases or sells a security, no security is delivered or received by the Portfolio upon the purchase or sale of a financial futures contract. Initially, the Portfolio will be required to deposit in a pledged account with its custodian bank any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

     Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

     The Portfolio will pay commissions on financial futures contracts transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

     Limitations on Futures Contracts. The Portfolio may enter into futures contracts, provided that such obligations represent no more than 20% of the Portfolio's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, the Portfolio will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts.

     The extent to which the Portfolio may enter into financial futures contracts also may be limited by the requirements of the Internal Revenue Code for qualifications as a regulated investment company. See "Dividends, Distributions and Taxes."

     Risks Relating to Futures Contracts. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such contracts. The Portfolio will enter into a futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close out a futures position. In the event of adverse price movements, the Portfolio would continue to be required to make daily margin payments. In this situation, if the Portfolio has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Portfolio's ability to hedge its portfolio effectively.

     There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts will cause the Portfolio to incur additional brokerage commissions and may cause an increase in the Portfolio's portfolio turnover rate.

     The successful use of futures contracts also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract is held by the Portfolio or such prices move in a direction opposite to that anticipated, the Portfolio may realize a potential unlimited loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, the Portfolio's return for the period may be less than if it had not engaged in the hedging transaction.

     Utilization of futures contracts by the Portfolio involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, the Portfolio will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where the Portfolio has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Portfolio is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Portfolio then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

     The market prices of futures contracts may be affected if participants in the futures market also elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such cases, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts choose to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.


     Leverage. The Portfolio may borrow for temporary, extraordinary or emergency purposes. The Portfolio will borrow only from banks, and only if immediately after such borrowing the value of the assets of the Portfolio (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed. The effect of this provision is to permit the Portfolio to borrow up to 331/3% of the total assets (not including any borrowings) of the Portfolio. If, due to market fluctuations or other reasons, the value of the Portfolio's assets computed as provided above becomes at any time less than three times the amount of the borrowings, the Portfolio, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.


     Interest on money borrowed will be an expense of the Portfolio with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of the Portfolio is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial. Bank borrowings must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Portfolio with respect to which the borrowing has been made.


     Foreign Securities. The Portfolio may purchase foreign securities, including those issued by foreign branches of U.S. banks. In any event, such investments in foreign securities will be limited to 10% of the total assets of the Core Equity Portfolio. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.


     The Portfolio may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Portfolio's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.


     Although the Portfolio may buy securities of foreign issuers in foreign markets, most of its foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York Shares." The Portfolio may invest in foreign-currency-denominated securities that trade in foreign markets if the Adviser believes that such investments will be advantageous to the Portfolio.


     ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Portfolio from the foreign settlement risks described below.


     Lending Portfolio Securities. In order to increase its return on investments, the Portfolio may make loans of its portfolio securities, as long as the market value of the loaned securities does not exceed one-third of the value of the Portfolio's total assets. Loans of portfolio securities will always be fully collateralized by cash or securities issued or guaranteed by the U.S. Government and marked to market daily, at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered by the Adviser to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.


     Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     The Portfolio does not intend to enter into such forward contracts if it would have more than 5% of the value of its net assets committed to the initial margin and option premiums on such contracts on a regular or continuous basis. The Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the Portfolio. The Portfolio's custodian bank will pledge any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, in an amount not less than the value of the Portfolio's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities pledged declines, additional cash or securities will be added so that the pledged amount is not less than the amount of the Portfolio's commitments with respect to such contracts. Generally, the Portfolio does not enter into forward contracts with a term longer than one year.


     Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.


     A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Portfolio were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Portfolio had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Portfolio would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.


     Foreign Currency Futures Transactions. The Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Portfolio may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.


     Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.


     Regulatory Restrictions. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, the Portfolio will maintain in a pledged account any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the value of such contracts.


     The Portfolio may enter into futures contracts, provided that such obligations represent no more than 20% of the Portfolio's net assets. Under the Commodity Exchange Act, a Portfolio may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of a Portfolio's net assets. To the extent required by law, the Portfolio will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts and options.


     Derivative Investments. In order to hedge various portfolio positions, including to hedge against price movements in markets in which the Portfolio anticipates increasing its exposure, the Portfolio may invest in certain instruments which may be characterized as derivative investments. These investments include various types of interest rate transactions, options and futures. Such investments also may consist of indexed securities. Other of such investments have no express quantitative limitations, although they may be made solely for hedging purposes, not for speculation, and may in some cases be limited as to the type of counter-party permitted. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transactions and that pertaining to the securities which are the subject of such transactions. Similarly, utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates which are the subject of the hedge. Investments in indexed securities, including inverse securities, subject the Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

                            PERFORMANCE INFORMATION

     The Portfolio may, from time to time, include total return in advertisements or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as yield of a class and as total return of any class.

     Standardized quotations of average annual total return for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in either Class X or Class Y Shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula: P(1 +
T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
All total return figures reflect the deduction of a proportional share of each class's expenses (on an annual basis) and assume that all dividends and distributions are reinvested when paid.

     The Portfolio may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, the Portfolio may compare performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Portfolio may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index.

     Advertisements, sales literature and other communications may contain information about the Portfolio and Adviser's current investment strategies and management style. Current strategies and style may change to allow the Portfolio to respond quickly to changing market and economic conditions. From time to time the Portfolio may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Portfolio may separate its cumulative and average annual returns into income and capital gains components.

     Performance information for the Portfolio (and each Class thereof) reflects only the performance of a hypothetical investment in Class X or Class Y of the Portfolio during the particular time period in which the calculations are based. Performance information is not an indication of future performance. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and qualities of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.



                              PORTFOLIO TURNOVER

     Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of the Portfolio's shares and by requirements which enable the Portfolio to receive certain favorable tax treatment.


                            SERVICES OF THE ADVISER


     Duff & Phelps Investment Management Co., Inc. ("DPIM") are located at 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603. DPIM is a subsidiary of Phoenix Duff & Phelps Corporation whose majority shareholder is Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is a mutual insurance company engaged in the insurance and investment businesses. Phoenix Home Life's principal place of business is located at One American Row, Hartford, Connecticut.

     The Adviser continuously furnishes an investment program for the Portfolio and manages the investment and reinvestment of the assets of the Portfolio, subject at all times to the supervision of the Trustees. The Adviser, at its expense, furnishes certain other services, including the services of any member of its staff who serves as an officer of the Portfolio.

     The investment advisory agreement provides that all costs and expenses (other than those specifically referred to as being borne by the Adviser) incurred in the operation of the Portfolio are borne by the Portfolio. Each portfolio pays expenses incurred in its own operation and also pays a portion of the Trust's general administration expenses allocated on the basis of the asset size of the respective portfolio, except where an allocation using an alternative method can be more fairly made. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Portfolio and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Adviser or any of its affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, a portion of the expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Portfolio), association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Portfolio will also pay the fees and bear the expense of registering and maintaining the registration of the Portfolio and its shares with the Securities and Exchange Commission and or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

     The investment advisory agreement provides that the Adviser shall not be liable to the Portfolio or to any shareholder of the Portfolio for any error of judgment or mistake of law or for any loss suffered by the Portfolio or by any shareholder of the Portfolio in connection with the matters to which the investment advisory agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Advisers in the performance of its duties thereunder.

     As full compensation for the services and facilities furnished to the Portfolio, the Adviser is entitled to a fee, payable monthly, as described in the Portfolio's Prospectus.

     The advisory agreement will continue in force from year to year, provided that the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Trust or by the Adviser, on sixty (60) days written notice.


                             BROKERAGE ALLOCATION


     In effecting portfolio transactions for the Trust, the Adviser adheres to the Trust's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The Adviser may cause the Trust to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or that any offset of direct expenses of the Portfolio yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Trust or to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Adviser under its contract with the Trust and may benefit both the Trust and other clients of the Adviser. Conversely, brokerage and research services provided by brokers to other clients of the Adviser may benefit the Trust.


     If the securities in which the Portfolio invests are traded primarily in the over-the-counter market, where possible the Portfolio will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes.


     The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Trust (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid by the Trust. Some portfolio transactions are, subject to the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Trust. Past sales of Trust shares may be considered when selecting dealers to effect portfolio transactions.

     The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Advisor shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Trust. No advisory account of the Advisor is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Advisor in that security on a given business day, with all transaction costs shared pro rata based on the Trust's participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.



                       DETERMINATION OF NET ASSET VALUE



     The net asset value per share of the Portfolio is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Trust does not price securities on weekends or United States national holidays, the net asset value of the Portfolio's foreign assets may be significantly affected on days when the investor has no access to the Trust. The net asset value per share of the Portfolio is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities, and dividing by the total number of outstanding shares of the Portfolio. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Portfolio, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.


     A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Portfolio which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Portfolio. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time the Portfolio has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.



                              PURCHASE OF SHARES

     The Prospectus includes information as to the offering price of shares of the Portfolio and the minimum initial and subsequent investments which may be made in the Portfolio. Sales of shares are made through registered representatives of Equity Planning, or through securities dealers with whom Equity Planning has sales agreements. Sales of shares are also made to customers of bank affiliated securities brokers with whom Equity Planning has sales agreements. Customers purchase shares at the applicable net asset value.



     The Portfolio currently declares all income dividends and all capital gain distributions, if any, payable in shares of the Trust at net asset value or, at the option of the shareholder, in cash. Unless otherwise specified in writing, shareholders shall automatically receive both dividends and capital gain distributions in additional shares. If a shareholder elects to receive dividends and/or distributions in cash and the check cannot be delivered or remains uncashed by the shareholder due to an invalid address, then the dividend and/or distribution will be reinvested after the Transfer Agent has been informed that the proceeds are undeliverable. Additional shares will be purchased for the shareholder's account at the then current net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Reinvestment direction forms and prospectuses are available from Equity Planning. An alternate payee section has been incorporated into the application allowing distributions to be mailed to a second payee and/or address. Dividends and capital gain distributions received in shares are taxable to the shareholder and credited in full and fractional shares computed at the closing net asset value on the next business day after the record date. To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in the shareholder's account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, he will receive cash for the dividend or distribution regardless of the distribution option selected.


                      DIVIDENDS, DISTRIBUTIONS AND TAXES

     As stated in the Prospectus, the Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio intends to elect to be treated as a regulated investment company ("RIC") and qualify as such under Subchapter M of the Internal Revenue Code (the "Code").

     The Code sets forth numerous criteria which must be satisfied in order for the Portfolio to qualify as a RIC. The Portfolio must, among other things, meet the following tests for each taxable year: (1) at least 90% of the Portfolio's gross income must be derived from a) dividends, b) interest, c) payments with respect to securities loans, d) gains from the sale or other disposition of stocks or securities or foreign currencies, or e) other income (including but not limited to gains from options, futures, or forward contracts) derived by the Portfolio with respect to its business of investing in stocks, securities or currencies; and (2) distribute annually at least 90% of its investment company taxable income and net exempt-interest income.

     In addition to the gross income tests, to qualify as a RIC, the Portfolio must also diversify its holdings so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its total assets is invested in the assets of any one issuer (other than U.S. Government securities). If in any taxable year a Portfolio does not qualify as a RIC, all of its net investment income and realized capital gains will be taxed at corporate rates.

     In each taxable year that the Portfolio qualifies as a RIC, it (but not its shareholders) will be relieved of federal income tax on that portion of its net investment income and net capital gains that are currently distributed (or deemed distributed) to its shareholders. It is the policy of the Portfolio to distribute all of its net investment income and net capital gains to its shareholders in order to avoid any federal income tax liability. In addition, the Portfolio intends to make timely distribution sufficient in amount to avoid a non-deductible 4% excise tax. An excise tax will be imposed on the Portfolio to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its net ordinary income for such calendar year and 98% of its net capital gains as determined for the one year period ending October 31 of such calendar year. In addition, an amount equal to the undistributed net ordinary income and net capital gains from the previous calendar year must also be distributed to avoid the excise tax.


     The Trust is required to withhold for income taxes 31% of dividends, distributions and redemption payments, if any of the following circumstances exist: i) a shareholder fails to provide the Trust with a correct taxpayer identification number (TIN); ii) the Trust is notified by the Internal Revenue Service that the shareholder furnished an incorrect TIN; or iii) the Trust is notified by the Internal Revenue Service that withholding is required because the shareholder failed to report the receipt of dividends or interest from other sources. Withholding may also be required for accounts with respect to which a shareholder fails to certify that i) the TIN provided is correct and
ii) the shareholder is not subject to such withholding. However, withholding will not be required from certain exempt entities nor those shareholders complying with the procedures as set forth by the Internal Revenue Service. A shareholder is required to provide the Trust with a correct TIN. The Trust in turn is required to report correct taxpayer identification numbers when filing all tax forms with the Internal Revenue Service. Should the IRS levy a penalty on the Trust for reporting an incorrect TIN and that TIN was provided by the shareholder, the Trust will pass the penalty onto the shareholder.


     Dividends paid by the Portfolio from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign fund or estate, a foreign corporation or a foreign partnership (a foreign shareholder) will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.

     The discussion of "Dividends, Distributions and Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of applicable provisions of the Code and Treasury regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action. Shareholders are urged to consult with their tax advisor regarding specific questions as to federal, state, local or foreign taxes.


                                THE DISTRIBUTOR


     Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), which has undertaken to use its best efforts to find purchasers for shares of the Trust, serves as the national distributor of the Trust's shares. Shares of the Portfolio are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Trust for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law and banks and financial institutions may be required to register as dealers pursuant to state law. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of the Portfolio.

     Pursuant to a Financial Agent Agreement, Equity Planning provides bookkeeping and pricing services and certain other ministerial functions directly to the Trust. As compensation for such services, Equity Planning is entitled to a fee, payable monthly and based upon the average of the aggregate daily net asset values of the Portfolio, at the following incremental annual rates:



        First $100 million                        .05 %
        $100 million to $300 million              .04 %
        $300 million through $500 million         .03 %
        Greater than $500 million                 .015%


     A minimum fee of $50,000 is applicable. In addition, Equity Planning is paid $12,000 for each class of shares beyond one.



                               DISTRIBUTION PLAN


     The Trust has adopted a distribution plan on behalf of its Class Y Shares pursuant to Rule 12b-1 of the 1940 Act (the "Plan"). The Plan permits the Trust to reimburse the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of Class Y Shares of the Trust.

     Pursuant to the Plan, the Trust may compensate the Distributor in an amount equal to 0.25% of the average daily net assets of the Class Y Shares (the "Service Fee"). The Service Fee is paid to the Distributor to reimburse the costs of providing services to Class Y shareholders, including assistance in connection with inquiries related to shareholder accounts.

     On a quarterly basis, the Trustees of the Trust review a report on expenditures under the Plan and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plan will be continued. By its terms, continuation of the Plan from year to year is contingent on annual approval by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plan provides that it may not be amended to increase materially the costs which the Trust may bear pursuant to the Plan without approval of the Class Y shareholders of the Trust and that other material amendments to the Plan must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees then in office who are not "interested persons." The Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding Class Y Shares of the Trust.

     No interested persons of the Trust and no Trustee who is not an interested person of the Trust, as that term is defined in the Investment Company Act of 1940, had any direct or indirect financial interest in the operation of the Plan.

                             TRUSTEES AND OFFICERS



     The Trustees and Officers of the Trust and their business affiliations for the past five years are set forth below and, unless otherwise noted, the address of each executive officer and Trustee is 56 Prospect Street, Hartford, Connecticut, 06115-0480.





                              Positions Held     Principal Occupations
Name, Address and Age         With the Trust     During the Past 5 Years
---------------------------   ----------------   ---------------------------------------------------------------------
Robert Chesek (63)            Trustee            Trustee/Director (1981-present) and Chairman (1989-1994), Phoenix
49 Old Post Road                                 Funds. Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff &
Wethersfield, CT 06109                           Phelps Institutional Mutual Funds (1996-present). Vice President,
                                                 Common Stock, Phoenix Home Life Mutual Insurance Company
                                                 (1980-1994). Director/Trustee, the National Affiliated Investment
                                                 Companies (until 1993).
E. Virgil Conway (68)         Trustee            Chairman, Metropolitan Transportation Authority (1992-present).
9 Rittenhouse Road                               Trustee/Director, Consolidated Edison Company of New York, Inc.
Bronxville, NY 10708                             (1970-present), Pace University (1978-present), Atlantic Mutual
                                                 Insurance Company (1974-present), HRE Properties (1989-present),
                                                 Greater New York Councils, Boy Scouts of America (1985-present),
                                                 Union Pacific Corp. (1978-present), Blackrock Freddie Mac Mortgage
                                                 Securities Fund (Advisory Director) (1990-present), Centennial
                                                 Insurance Company (1974-present), Josiah Macy, Jr., Foundation
                                                 (1975-present), The Harlem Youth Development Foundation (1987-
                                                 present), Accuhealth (1994-present), Trism, Inc. (1994-present),
                                                 Realty Foundation of New York (1972-present), New York Housing
                                                 Partnership Development Corp. (Chairman) (1981-present) and Fund
                                                 Directions (Advisory Director) (1993-present). Director/Trustee,
                                                 Phoenix Funds (1993-present). Trustee, Phoenix-Aberdeen Series
                                                 Fund and Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                                 present). Director, Duff & Phelps Utilities Tax-Free Income Inc. and
                                                 Duff & Phelps Utility and Corporate Bond Trust Inc. (1995-present).
                                                 Chairman, Audit Committee of the City of New York (1981-1996).
                                                 Advisory Director, Blackrock Fannie Mae Mortgage Securities Fund
                                                 (1989-1996). Chairman, Financial Accounting Standards Advisory
                                                 Council (1992-1995). Director/Trustee, the National Affiliated
                                                 Investment Companies (until 1993).
William W. Crawford (69)      Trustee            Representative (1994-1995), Senior Executive (1994-1995), President
3029 Wynfield Mews Lane                          and Chief Operating Officer (1988-1993), Hilliard, Lyons, Inc.
Louisville, KY 40206                             (broker/dealer). Director, Duff & Phelps Utilities Tax-Free Income
                                                 Inc. (1995-present), Duff & Phelps Utility and Corporate Bond Trust
                                                 Inc. (1995-present).
Harry Dalzell-Payne (68)      Trustee            Director/Trustee, Phoenix Funds (1983-present). Trustee, Phoenix-
330 East 39th Street                             Aberdeen Series Fund and Phoenix Duff & Phelps Institutional
Apartment 29G                                    Mutual Funds (1996-present). Director, Duff & Phelps Utilities
New York, NY 10016                               Tax-Free Income Inc. and Duff & Phelps Utility and Corporate Bond
                                                 Trust Inc. (1995-present). Director, Farragut Mortgage Co., Inc.
                                                 (1991-1994). Director/Trustee, the National Affiliated Investment
                                                 Companies (1983-1993). Formerly a Major General of the British
                                                 Army.
William N. Georgeson (70)     Trustee            Director, Duff & Phelps Utility and Corporate Bond Trust Inc.
575 Glenwood Road                                (1994-present) and Duff & Phelps Utilities Tax-Free Income Inc.
Lake Forest, IL 60045                            (1993-present).

                               Positions Held     Principal Occupations
Name, Address and Age          With the Trust     During the Past 5 Years
----------------------------   ----------------   -------------------------------------------------------------------------
*Francis E. Jeffries (67)      Trustee            Director/Trustee, Phoenix Funds (1995-present). Trustee, Phoenix-
6585 Nicholas Blvd.                               Aberdeen Series Inc. and Phoenix Duff & Phelps Institutional Mutual
Apt. 1601                                         Funds (1996-present). Director, Duff & Phelps Utilities Income Inc.
Naples, FL 33963                                  (1987-present), Duff & Phelps Utilities Tax-Free Income Inc. (1991-
                                                  present) and Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                  (1993-present). Director, The Empire District Electric Company
                                                  (1984-present). Director (1989-1997), Chairman of the Board
                                                  (1993-1997), President (1989-1993), and Chief Executive Officer
                                                  (1989-1995), Phoenix Duff & Phelps Corporation.
Leroy Keith, Jr. (58)          Trustee            Chairman and Chief Executive Officer, Carson Products Company
Chairman and Chief                                (1995-present). Director/Trustee, Phoenix Funds (1980-present).
Executive Officer                                 Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Carson Product Company                            Institutional Mutual Funds (1996-present). Director, Equifax Corp.
64 Ross Road                                      (1991-present) and Keystone International Fund, Inc. (1989-present).
Savannah, GA 30750                                Trustee, Keystone Liquid Trust, Keystone Tax Exempt Trust, Keystone
                                                  Tax Free Fund, Master Reserves Tax Free Trust, and Master Reserves
                                                  Trust. President, Morehouse College (1987-1994). Chairman and
                                                  Chief Executive Officer, Keith Ventures (1992-1994). Director/
                                                  Trustee, the National Affiliated Investment Companies (until 1993).
                                                  Director, Blue Cross/Blue Shield (1989-1993) and First Union Bank
                                                  of Georgia (1989-1993).
*Philip R. McLoughlin (50)     Trustee and        Chairman (1997-present), Vice Chairman (1995-1997) and
                               President          Chief Executive Officer (1995-present), Phoenix Duff & Phelps
                                                  Corporation. Director (1994-present) and Executive Vice President,
                                                  Investments (1988-present), Phoenix Home Life Mutual Insurance
                                                  Company. Director/Trustee and President, Phoenix Funds (1989-present).
                                                  Trustee and President, Phoenix-Aberdeen Series Fund and Phoenix Duff
                                                  & Phelps Institutional Mutual Funds (1996-present). Director, Duff &
                                                  Phelps Utilities Tax-Free Income Inc. (1995-present) and Duff & Phelps
                                                  Utility and Corporate Bond Trust Inc. (1995-present). Director (1983-
                                                  present) and Chairman (1995-present), Phoenix Investment Counsel, Inc.
                                                  Director (1984-present) and President (1990-present), Phoenix Equity
                                                  Planning Corporation. Director (1993-present), Chairman (1993-present)
                                                  and Chief Executive Officer (1993-1995), National Securities &
                                                  Research Corporation. Director, Phoenix Realty Group, Inc. (1994-
                                                  present), Phoenix Realty Advisors, Inc. (1987-present), Phoenix Realty
                                                  Investors, Inc. (1994-present), Phoenix Realty Securities, Inc. (1994-
                                                  present), PXRE Corporation (Delaware) (1985-present), and World Trust
                                                  Fund (1991-present). Director and Executive Vice President, Phoenix
                                                  Life and Annuity Company (1996-present). Director and Executive Vice
                                                  President, PHL Variable Insurance Company (1995-present). Director,
                                                  Phoenix Charter Oak Trust Company (1996-present). Director and Vice
                                                  President, PM Holdings, Inc. (1985-present). Director and President,
                                                  Phoenix Securities Group, Inc. (1993-1995). Director (1992-present) and
                                                  President (1992-1994), W.S. Griffith & Co., Inc. Director (1992-present)
                                                  and President (1992-1994), Townsend Financial Advisers, Inc. Director/
                                                  Trustee, the National Affiliated Investment Companies (until 1993).
Eileen A. Moran (42)           Trustee            President and Chief Executive Officer, Public Service Resources
                                                  Corporation (1990-present).

                             Positions Held     Principal Occupations
Name, Address and Age        With the Trust     During the Past 5 Years
--------------------------   ----------------   -----------------------------------------------------------------------
Everett L. Morris (69)       Trustee            Vice President, W.H. Reaves and Company (1993-present). Director/
164 Laird Road                                  Trustee, Phoenix Funds (1995-present). Trustee, Phoenix-Aberdeen
Colts Neck, NJ 07722                            Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                (1996-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                Inc. (1991-present) and Duff & Phelps Utility and Corporate Bond
                                                Trust Inc. (1993-present). Director, Public Service Enterprise Group,
                                                Incorporated (1986-1993). President and Chief Operating Officer,
                                                Enterprise Diversified Holdings, Incorporated (1989-1993).
*James M. Oates (51)         Trustee            Chairman, IBEX Capital Markets LLC (1997-present). Managing
Managing Director                               Director, Wydown Group (1994-present). Director, Phoenix Duff &
The Wydown Group                                Phelps Corporation (1995-present). Director/Trustee, Phoenix Funds
IBEX Capital Markets LLC                        (1987-present). Trustee, Phoenix-Aberdeen Series Fund and Phoenix
60 State Street                                 Duff & Phelps Institutional Mutual Funds (1996-present). Director,
Suite 950                                       Govett Worldwide Opportunity Funds, Inc. (1991-present), Blue Cross
Boston, MA 02109                                and Blue Shield of New Hampshire (1994-present), Investors
                                                Financial Service Corporation (1995-present), Investors Bank & Trust
                                                Corporation (1995-present), Plymouth Rubber Co. (1995-present) and
                                                Stifel Financial (1996-present). Member, Chief Executives
                                                Organization (1996-present). Director (1984-1994), President (1984-
                                                1994) and Chief Executive Officer (1986-1994), Neworld Bank.
                                                Director/Trustee, the National Affiliated Investment Companies (until
                                                1993).
Richard A. Pavia (67)        Trustee            Director (1981-present), Chairman and Chief Executive Officer (1989-
7145 North Ionia                                1994), Speer Financial, Inc. Director, Duff & Phelps Utilities Tax-
Chicago, IL 60646                               Free Income Inc. (1991-present), Duff & Phelps Utility and Corporate
                                                Bond Trust Inc. (1992-present).
*Calvin J. Pedersen (55)     Trustee            Director (1986-present), President (1993-present) and Executive Vice
Phoenix Duff & Phelps                           President (1992-1993), Phoenix Duff & Phelps Corporation. Director/
Corporation                                     Trustee, Phoenix Funds (1995-present). Trustee, Phoenix-Aberdeen
55 East Monroe Street                           Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
Suite 3600                                      (1996-present). President and Chief Executive Officer, Duff & Phelps
Chicago, IL 60603                               Utilities Tax-Free Income Inc. (1995-present), Duff & Phelps Utilities
                                                Income Inc. (1994-present) and Duff & Phelps Utility and Corporate
                                                Bond Trust Inc. (1995-present).
Herbert Roth, Jr. (68)       Trustee            Director/Trustee, Phoenix Funds (1980-present). Trustee, Phoenix-
134 Lake Street                                 Aberdeen Series Fund and Phoenix Duff & Phelps Institutional
P.O. Box 909                                    Mutual Funds (1996-present). Director, Boston Edison Company
Sherborn, MA 01770                              (1978-present), Phoenix Home Life Mutual Insurance Company
                                                (1972-present), Landauer, Inc. (medical services) (1970-present), Tech
                                                Ops./Sevcon, Inc. (electronic controllers) (1987-present), and Mark IV
                                                Industries (diversified manufacturer) (1985-present). Director, Key
                                                Energy Group (oil rig service) (1988-1994). Director/Trustee, the
                                                National Affiliated Investment Companies (until 1993).
Richard E. Segerson (51)                        Managing Director, Mullin Associates (1993-present). Director/
102 Valley Road                                 Trustee, Phoenix Funds (1993-present). Trustee, Phoenix-Aberdeen
New Canaan, CT 07840                            Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                (1996-present). Vice President and General Manager, Coats & Clark,
                                                Inc. (previously Tootal American, Inc.) (1991-1993). Director/Trustee,
                                                the National Affiliated Investment Companies (1984-1993).

                                Positions Held     Principal Occupations
Name, Address and Age           With the Trust     During the Past 5 Years
-----------------------------   ----------------   ----------------------------------------------------------------------
Lowell P. Weicker, Jr. (66)                        Trustee/Director, Phoenix Funds (1995-present). Trustee, Phoenix-
731 Lake Avenue                                    Aberdeen Series Fund and Phoenix Duff & Phelps Institutional
Greenwich, CT 06830                                Mutual Funds (1996-present). Director, UST Inc. (1995-present),
                                                   HPSC Inc. (1995-present), Duty Free International, Inc. (1997-
                                                   present) and Compuware (1996-present). Visiting Professor, University of Virginia (1997-present). Chairman, Dresing, Lierman, Weicker
                                                   (1995-1996). Governor of the State of Connecticut (1991-1995).
Michael E. Haylon (39)          Executive          Director and Executive Vice President--Investments, Phoenix Duff &
                                Vice               Phelps Corporation (1995-present). Executive Vice President, Phoenix
                                President          Funds (1993-present) and Phoenix-Aberdeen Series Fund (1996-
                                                   present). Executive Vice President (1997-present), Vice President
                                                   (1996-1997), Phoenix Duff & Phelps Institutional Mutual Funds.
                                                   Director (1994-present), President (1995-present), Executive Vice
                                                   President (1994-1995), Vice President (1991-1994), Phoenix
                                                   Investment Counsel, Inc. Director (1994-present), President (1996-
                                                   present), Executive Vice President (1994-1996), Vice President
                                                   (1993-1994), National Securities & Research Corporation. Director,
                                                   Phoenix Equity Planning Corporation (1995-present). Senior Vice
                                                   President, Securities Investments, Phoenix Home Life Mutual
                                                   Insurance Company (1993-1995). Various other positions with
                                                   Phoenix Home Life Mutual Insurance Company (1990-1993).
David R. Pepin (54)             Executive          Executive Vice President, Phoenix Funds and Phoenix-Aberdeen
                                Vice               Series Fund (1996-present). Director (1997-present) and Executive
                                President          Vice President (1996-present), Phoenix Duff & Phelps Corporation.
                                                   Managing Director, Phoenix-Aberdeen International Advisers, LLC
                                                   (1996-present). Director and Executive Vice President, Phoenix
                                                   Equity Planning Corp. (1996-present). Director, Phoenix Investment
                                                   Counsel, Inc. and National Securities & Research Corporation (1996-
                                                   present). Various positions with Phoenix Home Life Mutual Insurance
                                                   Company (1994-1995). Vice President and General Manager, Finance
                                                   and Health, Digital Equipment Corporation (1980-1994).
William J. Newman (58)          Senior Vice        Executive Vice President (1995-present), Chief Investment Strategist
                                President          (1996-present), Phoenix Investment Counsel, Inc. Executive Vice
                                                   President and Chief Investment Strategist (1996-present), Senior Vice
                                                   President (1995-1996), National Securities & Research Corporation.
                                                   Senior Vice President, Phoenix Strategic Equity Series Fund (1996-
                                                   present), The Phoenix Edge Series Fund (1995-present), Phoenix
                                                   Multi-Portfolio Fund (1995-present), Phoenix Income and Growth
                                                   Fund (1996-present), Phoenix Series Fund (1996-present), Phoenix
                                                   Strategic Allocation Fund, Inc. (1996-present), Phoenix Worldwide
                                                   Opportunities Fund (1996-present), Phoenix-Aberdeen Series Fund
                                                   (1996-present) and Phoenix Duff & Phelps Institutional Mutual Funds
                                                   (1996-present). Senior Vice President, Phoenix Equity Planning
                                                   Corporation (1995- 1996), Vice President, Common Stock and Chief
                                                   Investment Strategist, Phoenix Home Life Mutual Insurance Company
                                                   (April 1995-November 1995). Chief Investment Strategist, Kidder,
                                                   Peabody Co., Inc. (1993-1994). Managing Director, Equities, Bankers
                                                   Trust Company (1991-1993).

                                 Positions Held     Principal Occupations
Name, Address and Age            With the Trust     During the Past 5 Years
------------------------------   ----------------   --------------------------------------------------------------------
James D. Wehr (40)               Senior Vice        Managing Director, Fixed Income, (1996-present), Vice President
                                 President          (1991-1996), Phoenix Investment Counsel, Inc. Managing Director,
                                                    Fixed Income, (1996-present), Vice President (1993-1996), National
                                                    Securities & Research Corporation. Senior Vice President (1997-
                                                    present), Vice President (1988-1997), Phoenix Multi-Portfolio Fund;
                                                    Senior Vice President (1997-present), Vice President (1990-1997),
                                                    Phoenix Series Fund; Senior Vice President (1997-present), Vice
                                                    President (1991-1997), The Phoenix Edge Series Fund; Senior Vice
                                                    President (1997-present), Vice President (1993-1997), Phoenix
                                                    California Tax Exempt Bonds, Inc.; Senior Vice President (1997-
                                                    present), Vice President (1996-1997), Phoenix Duff & Phelps
                                                    Institutional Mutual Funds; and Senior Vice President, Phoenix
                                                    Multi-Sector Short Term Bond Fund and Phoenix Multi-Sector Fixed
                                                    Income Fund (1997-present). Managing Director, Public Fixed
                                                    Income, Phoenix Home Life Insurance Company (1991-1995). Various
                                                    positions with Phoenix Home Life Insurance Company (1981-1991).
Marvin E. Flewellen (33)         Vice               Senior Vice President and Fixed Income Portfolio Manager, Duff &
55 East Monroe Street            President          Phelps Investment Management Co. (1994-present). Vice President,
Suite 3800                                          Phoenix Duff & Phelps Institutional Mutual Funds (1996-present).
Chicago, IL 60603                                   Second Vice President and Portfolio Manager, Northern Trust Bank
                                                    (1985-1994).
William E. Keen, III (34)        Vice               Assistant Vice President, Phoenix Equity Planning Corporation
100 Bright Meadow Blvd.          President          (1996-present). Vice President, Phoenix Funds, Phoenix Duff &
P.O. Box 2200                                       Phelps Institutional Mutual Funds and Phoenix-Aberdeen Series
Enfield, CT 06083-2200                              Fund (1996-present). Assistant Vice President, USAffinity
                                                    Investments LP (1994-1995). Treasurer and Secretary, USAffinity
                                                    Funds (1994-1995). Manager, Fund Administration, SEI Corporation
                                                    (1991-1994).
Christopher J. Kelleher (42)     Vice               Managing Director, Fixed Income (1996-present), Vice President
                                 President          (1991-1996), Phoenix Investment Counsel, Inc. and National
                                                    Securities & Research Corporation. Vice President, The Phoenix
                                                    Edge Series Fund (1989-present), Phoenix Series Fund (1989-present)
                                                    and Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                                    present). Portfolio Manager, Public Bonds, Phoenix Home Life Mutual
                                                    Insurance Company (1991-1995).
Thomas S. Melvin, Jr. (54)       Vice               Managing Director, Equities (1996-present), Vice President (1994-
                                 President          1996), Executive Vice President (1992-1994), Phoenix Investment
                                                    Counsel, Inc. Managing Director, Equities (1996-present), Vice
                                                    President (1994-1996), Executive Vice President (1993-1994),
                                                    National Securities & Research Corporation. Vice President, Phoenix
                                                    Multi-Portfolio Fund (1993-present) and Phoenix Duff & Phelps
                                                    Institutional Mutual Funds (1996-present). Portfolio Manager,
                                                    Common Stock, Phoenix Home Life Mutual Insurance Company
                                                    (1991-1995).

                            Positions Held     Principal Occupations
Name, Address and Age       With the Trust     During the Past 5 Years
-------------------------   ----------------   -----------------------------------------------------------------------
William R. Moyer (53)       Vice               Senior Vice President and Chief Financial Officer, Phoenix Duff &
100 Bright Meadow Blvd.     President          Phelps Corporation (1995-present). Senior Vice President, Finance
P.O. Box 2200                                  (1990-present), Chief Financial Officer (1996-present), and Treasurer
Enfield, CT 06083-2200                         (1994-1996), Phoenix Equity Planning Corporation. Senior Vice
                                               President (1990-present), Chief Financial Officer (1996-present) and
                                               Treasurer (1994-present), Phoenix Investment Counsel, Inc. Senior
                                               Vice President, Finance (1993-present), Chief Financial Officer
                                               (1996-present), and Treasurer (1994-present), National Securities &
                                               Research Corporation. Senior Vice President and Chief Financial
                                               Officer, Duff & Phelps Investment Management Co. (1996-present).
                                               Vice President, Phoenix Funds (1990-present), Phoenix-Duff &
                                               Phelps Institutional Mutual Funds (1996-present) and Phoenix-
                                               Aberdeen Series Fund (1996-present). Senior Vice President and
                                               Chief Financial Officer, W. S. Griffith & Co., Inc. (1992-1995) and
                                               Townsend Financial Advisers, Inc. (1993-1995). Vice President,
                                               the National Affiliated Investment Companies (until 1993). Vice
                                               President, Investment Products Finance, Phoenix Home Life Mutual
                                               Insurance Company (1990-1995).
Diane L. Mustain (37)       Vice               Executive Vice President (1996-present), Senior Vice President
                            President          (1995-1996), Vice President (1993-1995), Duff & Phelps Investment
                                               Management Co. Group Vice President, Duff & Phelps Investment
                                               Research Company (1992-1993).
Leonard J. Saltiel (43)     Vice               Managing Director (1996-present), Senior Vice President (1994-
                            President          1996), Phoenix Equity Planning Corporation. Vice President, Phoenix
                                               Funds (1994-present), Phoenix Duff & Phelps Institutional Mutual
                                               Funds (1996-present) and Phoenix-Aberdeen Series Fund (1996-
                                               present). Vice President, Investment Operations, Phoenix Home Life
                                               Mutual Insurance Company (1994-1995). Various positions with
                                               Home Life Insurance Company and Phoenix Home Life Mutual
                                               Insurance Company (1987-1994).
Julie L. Sapia (40)         Vice               Head Money Market Trader (1997-present), Phoenix Investment
                            President          Counsel, Inc. Vice President (1997-present), The Phoenix Edge Series
                                               Fund, Phoenix Series Fund, Phoenix Duff & Phelps Institutional
                                               Mutual Funds and Phoenix-Aberdeen Series Fund. Money Market
                                               Trader (1995-1997), Phoenix Investment Counsel, Inc. Money Market
                                               Trader (1991-1995), Phoenix Home Life Mutual Insurance Company.
Michael Schatt (50)         Vice               Vice President, Phoenix Realty Securities, Inc. (1997-present). Vice
                            President          President (1997-present), Phoenix Duff & Phelps Institutional Mutual
                                               Funds, Phoenix Multi-Portfolio Fund and The Phoenix Edge Series
                                               Fund. Vice President, Duff & Phelps Investment Management Co.
                                               (1997-present). Vice President, Duff & Phelps Utilities Income Inc.
                                               (1997-present). Managing Director, Phoenix Duff & Phelps
                                               Corporation (1994-present). Director, Real Estate Advisory Practice,
                                               Coopers & Lybrand, LLC (1990-1994).
Dorothy J. Skaret (45)      Vice               Director, Money Market Trading (1996-present), Vice President
                            President          (1991-1996), Phoenix Investment Counsel, Inc. Director, Money
                                               Market Trading (1996-present), Vice President (1993-1996), National
                                               Securities & Research Corporation. Vice President, The Phoenix
                                               Edge Series Fund (1991-present), Phoenix Series Fund (1990-
                                               present), Phoenix-Aberdeen Series Fund (1996-present), Phoenix Duff
                                               & Phelps Institutional Mutual Funds (1996-present) and Phoenix
                                               Realty Securities, Inc. (1995-present). Director, Public Fixed Income,
                                               Phoenix Home Life Mutual Insurance Company (1991-1995).

                          Positions Held     Principal Occupations
Name, Address and Age     With the Trust     During the Past 5 Years
-----------------------   ----------------   ------------------------------------------------------------------------
Nancy G. Curtiss (44)     Treasurer          Vice President, Fund Accounting (1994-present) and Treasurer (1996-
                                             present), Phoenix Equity Planning Corporation. Treasurer, Phoenix Funds
                                             (1994-present), Phoenix Duff & Phelps Institutional Mutual Funds
                                             (1996-present) and Phoenix-Aberdeen Series Fund (1996-present).
                                             Second Vice President and Treasurer, Fund Accounting, Phoenix Home
                                             Life Mutual Insurance Company (1994-1995). Various positions with
                                             Phoenix Home Life Insurance Company (1987-1994).
G. Jeffrey Bohne (49)     Secretary          Vice President and General Manager (1993-present), Assistant Vice
101 Munson Street                            President (1992-1993) Phoenix Home Life Mutual Insurance Co. Vice
Greenfield, MA 01301                         President, Mutual Fund Customer Service, Phoenix Equity Planning
                                             Corporation (1993-present). Secretary, Phoenix Funds (1993-present).
                                             Clerk, Phoenix Strategic Allocation Fund, Inc. (1994-present).
                                             Secretary, Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                             present) and Phoenix-Aberdeen Series Fund (1996-present). Vice
                                             President, Home Life of New York Insurance Company (1984-1992).


-----------
 *Indicates that the Trustee is an "interested person" of the Trust within the meaning of the definition set forth in Section 2(a)(19) of the Investment Company Act of 1940.


For services rendered to the Trust during the period ended December 31, 1996, the Trustees received an aggregate of $77,238 from the Trust as Trustees' fees. Each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $3,000 and $500 per meeting. Each Trustee who serves on a Committee receives a fee of $250 for each meeting attended. The function of the Executive Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees. Officers and employees of the Adviser who are interested persons are compensated for their services by the Adviser and receive no compensation from the Trust.

For the Trust's last fiscal year, the Trustees received the following compensation:





                                               Pension or                                Total
                                               Retirement                             Compensation
                                                Benefits                             From Fund and
                             Aggregate           Accrued           Estimated          Fund Complex
                            Compensation       as Part of       Annual Benefits        (13 Funds)
          Name               From Fund        Fund Expenses     Upon Retirement     Paid to Trustees
------------------------   ----------------   ---------------   -----------------   -----------------
Robert Chesek                 $  5,000            None               None                $53,500
E. Virgil Conway+                5,250            None               None                 94,110
William W. Crawford              5,250*           None               None                 43,150
Harry Dalzell-Payne+             5,250            None               None                 68,630
William N. Georgeson             5,250            None               None                 41,990
Francis E. Jeffries              None             None               None                  None
Leroy Keith, Jr.                 5,000            None               None                 53,500
Philip R. McLoughlin+            None             None               None                  None
Eileen A. Moran                  1,250            None               None                  7,130
Everett L. Morris+               5,250*           None               None                 92,490
James M. Oates+                  5,000            None               None                 58,000
Richard A. Pavia                 5,250*           None               None                 39,490
Calvin J. Pedersen               None             None               None                  None
Herbert Roth, Jr.+               5,250            None               None                 64,750
Richard E. Segerson              5,250            None               None                 60,250
Lowell P. Weicker, Jr.           5,000            None               None                 60,500



* This compensation (and the earnings thereon) will be deferred pursuant to the Deferred Compensation Plan. At December 31, 1997, the total amount of deferred compensation (including interest and other accumulation earned on the original amounts deferred) accrued for Messrs. Crawford, Jeffries, Morris, Pavia and Roth was $5,372, $60,161, $126,891, $5,007 and $137,672,
  respectively. At present, by agreement among the Trust, the Distributor and the electing director, director fees that are deferred are paid by the Trust to the Distributor. The liability for the deferred compensation obligation appears only as a liability of the Distributor.


+ Messrs. Conway, Dalzell-Payne, McLoughlin, Morris, Oates and Roth are members of the Executive Committee.

                             ADDITIONAL INFORMATION

Independent Accountants
     Price Waterhouse LLP, 160 Federal Street, Boston, MA 02110, has been selected as the independent accountants for the Trust. Price Waterhouse LLP audits the Trust's annual financial statements and expresses an opinion thereon.


Custodian and Transfer Agent

     State Street Bank and Trust Company ("State Street"), serves as custodian of the Trust's assets (the "Custodian") and is located at 1 Heritage Drive, P2N, North Quincy, MA 02171. In addition, pursuant to an agreement between Equity Planning, the Trust's Transfer Agent, and State Street Bank and Trust Company, State Street has been appointed subagent to perform certain shareholder servicing functions for the Trust. For performing such services State Street receives a monthly fee from Equity Planning.


Reports to Shareholders

     The fiscal year of the Fund ends on December 31. The Trust will send to its shareholders, at least semi-annually, reports showing the securities of the Trust's portfolio and other information.


Financial Statements

     The Financial Statements for the period ended June 30, 1997 appearing in the Trust's 1997 Semiannual Report to Shareholders, are incorporated herein by reference.

                                    APPENDIX

Moody's Investors Service, Inc. Corporate Bond Ratings
     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa Group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation's Corporate Bond Ratings
     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
                           PART C--OTHER INFORMATION

Item 24. Financial Statements and Exhibits

 (a) Financial Statements:

    Included in Part A of the Registration Statement: Not Applicable

    Included in Part B of the Registration Statement: Financial Statements and Notes thereto included in the Semiannual Report to Shareholders dated June 30, 1997, incorporated by reference.

 (b) Exhibits:



     (1)(a)   Declaration of Trust of the Registrant, filed via Edgar with Pre-Effective Amendment No. 1 on February 2,
              1996 and incorporated herein by reference.
     (1)(b)   Amendment to Declaration of Trust changing names of Portfolios, filed via Edgar with Pre-Effective
              Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
     (1)(c)   Amendment to Declaration of Trust adding Real Estate Equity Securities Portfolio filed via Edgar with
              Post-Effective Amendment No. 4 on February 11, 1997.
     (2)      None
     (3)      None
     (4)      Reference is made to Article III, Section 3.4 of Registrant's Declaration of Trust
     (5)(a)   Investment Advisory Agreement between Registrant and Duff & Phelps Investment Management Co.
              ("DPIM"), filed via Edgar with Pre-Effective Amendment No. 1 on February 2, 1996 and incorporated herein by reference.
        (b)   Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. ("PIC"), filed via Edgar with Pre-Effective Amendment No. 1 on February 2, 1996 and incorporated herein by reference.
        (c)   Form of Investment Advisory Agreement between Registrant and Phoenix Realty Securities, Inc.
              ("PRS"), filed via Edgar with Post-Effective Amendment No. 5 on April 28, 1997 and incorporated herein by reference.
        (d)   Amendment to the Investment Advisory Agreement between Registrant and Duff & Phelps Investment
              Management Co. relating to the Core Equity Portfolio filed via Edgar herewith.
     (6)(a)   Distribution Agreement between Registrant and Phoenix Equity Planning Corporation, filed via Edgar with Pre-Effective Amendment No. 1 on February 2, 1996 and incorporated herein by reference.
        (b)   Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers, filed via Edgar with Post-Effective Amendment No. 1 on March 1, 1996 and incorporated herein by reference.
     (7)      None
     (8)(a)   Custodian Agreement between Registrant and State Street Bank and Trust Company, filed via Edgar with Post-Effective Amendment No. 6 on September 30, 1997 and incorporated herein by reference.
        (b)   Custodian Agreement between Registrant and The Chase Manhattan Bank, N.A., filed via Edgar with
              Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
     (9)(a)   Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated
              December 11, 1996, filed via Edgar with Post-Effective Amendment No. 5 on April 28, 1997 and incorporated herein by reference.
        (b)   Transfer Agent Agreement between Registrant and Phoenix Equity Planning Corporation, filed via Edgar with Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
        (c)   Form of Administration Agreement between Registrant (on behalf of Real Estate Equity Securities
              Portfolio) and Phoenix Duff & Phelps Corporation, filed via Edgar with Post-Effective Amendment No. 4 on February 11, 1997 and incorporated herein by reference.
    (10)(a)   Opinion of Counsel, filed via Edgar with Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
        (b)   Opinion of Counsel (as to the Real Estate Equity Securities Portfolio) filed via Edgar with Post-Effective
              Amendment No. 5 on April 28, 1997 and incorporated herein by reference.
    (11)      Consent of Accountants filed herewith.
    (12)      None
    (13)      Initial Capitalization Agreement, filed via Edgar with Pre-Effective Amendment No. 1 on February 2,
              1996 and incorporated herein by reference.

    (14)      None
    (15)      Amended and Restated Rule 12b-1 Distribution Plan for Class Y Shares, filed via Edgar with Post-
              Effective Amendment No. 6 on September 30, 1997 and incorporated herein by reference.
    (16)      Schedule for Computation of Performance Quotations, filed via Edgar with Pre-Effective Amendment No.
              2 on February 28, 1996 and incorporated herein by reference.
    (17)      Financial Data Schedule as reflected on Edgar as Exhibit 27 filed herewith.
    (18)      Amended and Restated Rule 18f-3 Dual Distribution Plan filed via Edgar with Post-Effective
              Amendment No. 5 on April 28, 1997 and incorporated herein by reference.
    (19)(a)   Powers of Attorney, filed via Edgar with Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.
        (b)   Power of Attorney for Ms. Moran, filed via Edgar with Post-Effective Amendment No. 4 on February 11,
              1997 and incorporated herein by reference.


Item 25. Persons Controlled by or Under Common Control with Registrant.
     As of the date hereof, to the best knowledge of the Registrant, no person is directly or indirectly controlled by or under common control with the Registrant.

Item 26. Number of Holders of Securities.

     As of October 31, 1997:




                                    Class X Shares   Class Y Shares
                                      Number of        Number of
                                    Record Holders   Record Holders
                                    ---------------- ---------------
Balanced Portfolio  ...............       51               31
Managed Bond Portfolio ............       73               23
Enhanced Reserves Portfolio  ......       20                5
Growth Portfolio ..................       57               36
Money Market Portfolio ............       40               23
U.S. Gov't Sec. Portfolio .........       19               14
Real Estate Portfolio  ............        5                4


Item 27. Indemnification.
     Please see Article of the Registrant's Declaration of Trust (incorporated herein by reference). Registrant's trustees and officers are covered by an Errors and Omissions Policy. Paragraph 10 of the Investment Advisory Agreements between the Registrant and its Advisers provide in relevant part that, in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties under the Investment Advisory Agreements on the part of each the Adviser, the Advisers shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant and the investment advisers and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense or any action, suit or proceeding) is asserted against the Registrant by such trustee, director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

     See "Management of the Trust" in the Prospectus and "Trustees and Officers" and "Services of the Adviser" in the Statement of Additional Information for information regarding the business of the Advisers. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Advisers, reference is made to the Advisers' current Form ADV (SEC File Nos. 801-5995 (PIC), 801-48190
(PRS) and 14813 (DPIM)) filed under the Investment Advisers Act of 1940, incorporated herein by reference.


Item 29. Principal Underwriter.

 (a) Equity Planning also serves as the principal underwriter for the following other registrants:
    Phoenix Series Fund, Phoenix Strategic Allocation Fund, Inc., Phoenix Multi-Sector Fixed Income Fund, Inc., Phoenix Multi-Sector Short Term Bond Fund, Phoenix Multi-Portfolio Fund, Phoenix California Tax Exempt Bonds, Inc., Phoenix

    Income and Growth Fund, Phoenix Worldwide Opportunities Fund, Phoenix Strategic Equity Series Fund, Phoenix Equity Series Fund, Phoenix-Engemann Funds, Phoenix Investment Trust 97, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVAI.



 (b) The directors and executive officers of Phoenix Equity Planning Corporation, the distributor for Registrant, are as follows:



    Name and Principal            Position and Offices           Position and Offices
     Business Address               with Distributor                with Registrant
--------------------------   -------------------------------   -------------------------
Michael E. Haylon            Director                          Executive Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480
Philip R. McLoughlin         Director and President            Trustee and President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480
David R. Pepin               Director and                      None
56 Prospect Street           Executive Vice President,
P.O. Box 150480              Mutual Fund Sales and
Hartford, CT 06115-0480      Operations
Leonard J. Saltiel           Managing Director,                Vice President
56 Prospect Street           Infrastructure/Operations
P.O. Box 150480
Hartford, CT 06115-0480
Paul Atkins                  Senior Vice President and         None
56 Prospect Street           Sales Manager
P.O. Box 150480
Hartford, CT 06115-0480
William R. Moyer             Senior Vice President and         Vice President
100 Bright Meadow Blvd.      Chief Financial Officer
P.O. Box 2200
Enfield, CT 06083-2200
John F. Sharry               Managing Director, Mutual         None
56 Prospect Street           Fund Distribution
P.O. Box 150480
Hartford, CT 06115-0480
G. Jeffrey Bohne             Vice President, Mutual Fund       Secretary
101 Munson Street            Customer Service
P.O. Box 810
Greenfield, MA 01302-0810
Eugene A. Charon             Vice President and Controller     None
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200
Nancy G. Curtiss             Vice President and Treasurer,     Treasurer
56 Prospect Street           Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480
Elizabeth R. Sadowinski      Vice President,                   None
56 Prospect Street           Administration
P.O. Box 150480
Hartford, CT 06115-0480

   Name and Principal          Position and Offices        Position and Offices
    Business Address             with Distributor            with Registrant
-------------------------   ---------------------------   ----------------------
Thomas N. Steenburg         Vice President, Counsel       Assistant Secretary
56 Prospect Street          and Secretary
P.O. Box 150480
Hartford, CT 06115
William E. Keen, III        Assistant Vice President,     Vice President
100 Bright Meadow Blvd.     Mutual Fund Regulation
P.O. Box 2200
Enfield, CT 06083-2200

 (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

Item 30. Location of Accounts and Records.
     All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant located at 56 Prospect Street, Hartford, CT 06115, or its investment advisers, Duff & Phelps Investment Management Co., 55 East Monroe Street, Suite 3800, Chicago, Illinois 60610, Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, CT 06115, or the custodians, State Street Bank and Trust Company, 1 Heritage Drive, P2N, North Quincy, MA 02171 or The Chase Manhattan Bank, N.A., 1 Chase Manhattan Plaza, Floor 3B, New York, NY 10081. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, Enfield, Connecticut 06083.

Item 31. Management Services.
     None.

Item 32. Undertakings.
 (a) Not applicable.


 (b) Registrant hereby undertakes to file a post-effective amendment using financial statements for Core Equity Portfolio, which need not be certified, within four to six months after the effective date of this post-effective amendment to the Registration Statement.


 (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge if the information called for by Item 5A of Form N-1A is contained in such annual report.

 (d) Registrant undertakes to provide the information specified pursuant to Regulation S-K, Item 512 (Reg.S.S. 229.512), as applicable, the terms of which are incorporated herein by reference.

 (e) Registrant undertakes to call a special meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders, as required by
     Section 16(c) of the 1940 Act, if requested to do so by holders of at least 10% of a Portfolio's outstanding shares.


 (f) Registrant undertakes to file a post-effective amendment to the Registration Statement in response to any rulings by the Commission or interpretive changes by the staff regarding the inclusion of prior investment performance of an adviser or portfolio manager in the Registration Statement of an open-end management investment company.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut on the 14th day of January, 1998.




                             PHOENIX DUFF & PHELPS
                           INSTITUTIONAL MUTUAL FUNDS



ATTEST: /s/ Thomas N. Steenburg          By: /s/ Philip R. McLoughlin
      ---------------------                -----------------------------------
                                              Philip R. McLoughlin
        Thomas N. Steenburg
                                              President
         Assistant Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this 14th day of January, 1998.




           Signature               Title
           ---------               -----
                                  Trustee
----------------------------
        Robert Chesek*
                                  Trustee
----------------------------
      E. Virgil Conway*
                                  Trustee
----------------------------
     William W. Crawford*
                                  Treasurer (principal financial
----------------------------      and accounting officer)
      Nancy G. Curtiss*
                                  Trustee
----------------------------
     Harry Dalzell-Payne*
                                  Trustee
----------------------------
    William N. Georgeson*
                                  Trustee
----------------------------
    Francis E. Jeffries*
                                  Trustee
----------------------------
    Leroy Keith, Jr.*

  /s/ Philip R. McLoughlin       Trustee and President
----------------------------
   Philip R. McLoughlin
                                  Trustee
----------------------------
    Eileen A. Moran**
                                  Trustee
----------------------------
    Everett L. Morris*
                                  Trustee
----------------------------
     James M. Oates*
                                  Trustee
----------------------------
    Richard A. Pavia*



                                     S-1(c)


           Signature              Title
           ---------              -----
                                  Trustee
----------------------------
     Calvin J. Pedersen*
                                  Trustee
----------------------------
     Herbert Roth, Jr.*
                                  Trustee
----------------------------
    Richard E. Segerson*
                                  Trustee
----------------------------
    Lowell P. Weicker, Jr.*



*By: /s/ Philip R. McLoughlin
     -------------------------


 * Philip R. McLoughlin pursuant to powers of attorney filed with Pre-Effective Amendment No. 2 on February 28, 1996 and incorporated herein by reference.

** Philip R. McLoughlin pursuant to powers of attorney filed with Post-Effective Amendment No. 4 on February 11, 1997 and incorporated herein by reference.


                                     S-2(c)